UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05002

Deutsche Variable Series II

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Alternative Asset Allocation VIP

	Shares	Value ($)
Mutual Funds 58.3%
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	1,586,591	18,166,467
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	1,182,998	11,404,099
Deutsche Floating Rate Fund "Institutional" (a)	1,605,754	13,247,474
Deutsche Global Inflation Fund "Institutional"* (a)	1,983,652	20,332,428
Deutsche Global Infrastructure Fund "Institutional" (a)	1,383,934	20,592,940
Deutsche Global Real Estate Securities Fund "Institutional" (a)	678,762	6,197,095
Deutsche Real Estate Securities Fund "Institutional" (a)	452,886	9,315,864
Total Mutual Funds (Cost $96,426,330)		99,256,367
Equity - Exchange-Traded Funds 11.1%
iShares Global Infrastructure ETF	205,000	9,278,300
iShares U.S. Preferred Stock ETF	249,000	9,663,690
Vanguard REIT ETF	1,000	83,090
Total Equity - Exchange-Traded Funds (Cost $19,170,320)		19,025,080
Fixed Income - Exchange-Traded Funds 24.1%
iShares JPMorgan USD Emerging Markets Bond ETF	43,000	5,005,200
SPDR Bloomberg Barclays Convertible Securities	505,820	25,832,227
VanEck Vectors JPMorgan EM Local Currency Bond	437,098	8,392,282
VelocityShares Daily Inverse VIX Short Term ETN*	18,200	1,775,228
Total Fixed Income - Exchange-Traded Funds (Cost $38,698,984)		41,004,937
Cash Equivalents 6.5%
Deutsche Central Cash Management Government Fund, 1.06% (a) (b) (Cost $11,106,638)	11,106,638	11,106,638
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $165,402,272)	100.0	170,393,022
Other Assets and Liabilities, Net	0.0	(81,406)
Net Assets	100.0	170,311,616

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
EM: Emerging Markets
SPDR: Standard & Poor's Depositary Receipt A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended September 30, 2017 is as follows:

Affiliate	Value ($) at December 31, 2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at March 31, 2017
Deutsche Enhanced Commodity Strategy Fund	18,836,483	8,960,388	9,000,000	(3,662,671)	3,032,267	68,388	—	18,166,467
Deutsche Enhanced Emerging Markets Fixed Income Fund	20,632,739	1,561,404	11,939,000	(867,665)	2,016,621	567,404	—	11,404,099
Deutsche Floating Rate Fund	12,592,284	3,011,967	2,000,000	(229,683)	(127,094)	503,967	—	13,247,474
Deutsche Global Inflation Fund	18,478,680	4,990,000	3,790,000	27,642	626,106	—	—	20,332,428
Deutsche Global Infrastructure Fund	12,207,777	6,847,402	—	—	1,537,761	291,402	—	20,592,940
Deutsche Global Real Estate Securities Fund	422,249	5,700,789	—	—	74,057	4,789	—	6,197,095
Deutsche Real Estate Securities Fund	6,637,281	2,489,502	—	—	189,081	138,502	—	9,315,864
Central Cash Management Fund	18,239,998	51,806,752	58,940,112	—	—	93,423	—	11,106,638
Total	108,047,491	85,368,204	85,669,112	(4,732,377)	7,348,799	1,667,875	—	110,363,005

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$99,256,367	$—	$—	$99,256,367
Equity - Exchange-Traded Funds	19,025,080	—	—	19,025,080
Fixed Income - Exchange-Traded Funds	41,004,937	—	—	41,004,937
Short-Term Investments	11,106,638	—	—	11,106,638
Total	$170,393,022	$—	$—	$170,393,022

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Global Equity VIP

	Shares	Value ($)
Common Stocks 98.2%
Australia 1.0%
Australia & New Zealand Banking Group Ltd. (Cost $434,670)	19,800	460,824
Canada 8.0%
Agnico Eagle Mines Ltd.	21,300	962,973
Alimentation Couche-Tard, Inc. "B"	16,600	756,994
Brookfield Asset Management, Inc. "A"	33,000	1,362,581
Toronto-Dominion Bank	11,100	624,945
(Cost $2,445,266)		3,707,493
China 3.4%
Alibaba Group Holding Ltd. (ADR)*	3,000	518,130
New Oriental Education & Technology Group, Inc. (ADR)	2,800	247,128
Tencent Holdings Ltd.	18,400	796,925
(Cost $1,040,044)		1,562,183
Finland 1.8%
Sampo Oyj "A" (Cost $750,543)	16,000	846,730
Germany 6.6%
Allianz SE (Registered)	4,400	989,158
BASF SE	3,500	373,206
Fresenius Medical Care AG & Co. KGaA	11,900	1,165,353
Siemens AG (Registered)	3,500	494,016
(Cost $2,178,658)		3,021,733
Hong Kong 0.7%
AIA Group Ltd. (Cost $246,513)	41,400	306,606
Ireland 1.9%
Kerry Group PLC "A" (a)	7,921	761,294
Kerry Group PLC "A" (a)	1,079	104,271
(Cost $620,966)		865,565
Luxembourg 1.4%
Eurofins Scientific (Cost $215,687)	1,000	631,992
Malaysia 0.6%
IHH Healthcare Bhd. (Cost $277,346)	213,000	290,280
Mexico 0.9%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $398,597)	4,400	420,332
Norway 0.5%
Marine Harvest ASA* (Cost $143,938)	12,600	249,642
Sweden 3.1%
Assa Abloy AB "B"	30,000	685,985
Essity AB "B"*	22,000	600,195
Svenska Cellulosa AB "B"	18,400	156,413
(Cost $1,102,849)		1,442,593
Switzerland 7.4%
Comet Holding AG (Registered)*	2,600	386,005
Lonza Group AG (Registered)*	3,100	813,497
Nestle SA (Registered)	12,015	1,007,627
Roche Holding AG (Genusschein)	3,700	946,761
u-blox Holding AG*	1,400	276,844
(Cost $2,203,117)		3,430,734
United Kingdom 6.8%
Aon PLC	7,000	1,022,700
Compass Group PLC	39,000	826,883
Halma PLC	43,000	645,355
Spirax-Sarco Engineering PLC	8,300	614,529
(Cost $2,153,919)		3,109,467
United States 54.1%
A.O. Smith Corp.	7,000	416,010
Acadia Healthcare Co., Inc.* (b)	12,000	573,120
Activision Blizzard, Inc.	15,000	967,650
Allergan PLC	2,400	491,880
Alliance Data Systems Corp.	1,000	221,550
Alphabet, Inc. "A"*	880	856,874
American Express Co.	5,900	533,714
AMETEK, Inc.	13,000	858,520
Amphenol Corp. "A"	15,800	1,337,312
Apple, Inc.	6,500	1,001,780
Applied Materials, Inc.	22,000	1,145,980
Biogen, Inc.*	1,240	388,269
Bristol-Myers Squibb Co.	6,200	395,188
CBRE Group, Inc. "A"*	7,100	268,948
Celgene Corp.*	8,100	1,181,142
CVS Health Corp.	3,800	309,016
Danaher Corp.	9,500	814,910
Ecolab, Inc.	5,000	643,050
EOG Resources, Inc.	5,000	483,700
EPAM Systems, Inc.*	4,900	430,857
Evolent Health, Inc. "A"* (b)	14,000	249,200
Exxon Mobil Corp.	6,200	508,276
Facebook, Inc. "A"*	4,230	722,780
Fidelity National Information Services, Inc.	4,500	420,255
Intuit, Inc.	2,400	341,136
JPMorgan Chase & Co.	10,300	983,753
L Brands, Inc.	3,000	124,830
LKQ Corp.*	14,000	503,860
Mastercard, Inc. "A"	8,500	1,200,200
Noble Energy, Inc.	11,200	317,632
Palo Alto Networks, Inc.*	2,700	389,070
Progressive Corp.	21,500	1,041,030
Schlumberger Ltd.	5,700	397,632
Scotts Miracle-Gro Co.	5,000	486,700
T-Mobile U.S., Inc.*	15,000	924,900
Time Warner, Inc.	8,500	870,825
TJX Companies, Inc.	8,800	648,824
Union Pacific Corp.	3,500	405,895
United Technologies Corp.	2,000	232,160
Zoetis, Inc.	13,200	841,632
(Cost $18,582,448)		24,930,060
Total Common Stocks (Cost $32,794,561)		45,276,234
Preferred Stock 0.7%
Germany
Draegerwerk AG & Co. KGaA (Cost $214,962)	3,000	332,730
Securities Lending Collateral 1.5%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (c) (d) (Cost $666,325)	666,325	666,325
Cash Equivalents 0.5%
Deutsche Central Cash Management Government Fund, 1.06% (c) (Cost $224,957)	224,957	224,957
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $33,900,805)	100.9	46,500,246
Other Assets and Liabilities, Net	(0.9)	(403,224)
Net Assets	100.0	46,097,022

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $653,001, which is 1.4% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At September 30, 2017 the Deutsche Global Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Information Technology	11,658,703	25.6%
Health Care	9,115,954	20.0%
Financials	8,172,041	17.9%
Consumer Staples	4,209,371	9.2%
Industrials	3,707,115	8.1%
Consumer Discretionary	3,222,350	7.1%
Materials	2,622,342	5.8%
Energy	1,707,240	3.7%
Telecommunication Services	924,900	2.0%
Real Estate	268,948	0.6%
Total	45,608,964	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level

1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$460,824	$—	$460,824
Canada	3,707,493	—	—	3,707,493
China	765,258	796,925	—	1,562,183
Finland	—	846,730	—	846,730
Germany	—	3,021,733	—	3,021,733
Hong Kong	—	306,606	—	306,606
Ireland	—	865,565	—	865,565
Luxembourg	—	631,992	—	631,992
Malaysia	—	290,280	—	290,280
Mexico	420,332	—	—	420,332
Norway	—	249,642	—	249,642
Sweden	—	1,442,593	—	1,442,593
Switzerland	—	3,430,734	—	3,430,734
United Kingdom	1,022,700	2,086,767	—	3,109,467
United States	24,930,060	—	—	24,930,060
Preferred Stock	—	332,730	—	332,730
Short-Term Investments (e)	891,282	—	—	891,282
Total	$31,737,125	$14,763,121	$—	$46,500,246

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                                                    as of September 30, 2017 (Unaudited)

Deutsche Global Growth VIP

(Effective October 1, 2017, Deutsche Global Growth VIP was renamed Deutsche International Growth VIP)

	Shares	Value ($)
Common Stocks 96.1%
Australia 1.1%
Australia & New Zealand Banking Group Ltd. (Cost $304,379)	13,587	316,223
Canada 6.2%
Agnico Eagle Mines Ltd.	10,311	465,989
Alimentation Couche-Tard, Inc. "B"	7,031	320,628
Brookfield Asset Management, Inc. "A"	14,740	608,619
Toronto-Dominion Bank	6,279	353,516
(Cost $1,183,073)		1,748,752
China 3.9%
Alibaba Group Holding Ltd. (ADR)*	2,341	404,314
Minth Group Ltd.	38,870	203,866
New Oriental Education & Technology Group, Inc. (ADR)	1,500	132,390
Tencent Holdings Ltd.	8,500	368,145
(Cost $681,033)		1,108,715
Finland 1.0%
Cramo Oyj	2,641	69,382
Sampo Oyj "A"	4,219	223,272
(Cost $259,104)		292,654
France 0.7%
LVMH Moet Hennessy Louis Vuitton SE (Cost $129,224)	704	195,088
Germany 5.6%
Allianz SE (Registered)	1,596	358,795
BASF SE	1,408	150,135
Continental AG	995	253,130
Fresenius Medical Care AG & Co. KGaA	4,437	434,510
Siemens AG (Registered)	2,717	383,498
(Cost $1,197,855)		1,580,068
Hong Kong 1.3%
AIA Group Ltd.	23,600	174,780
Techtronic Industries Co., Ltd.	35,597	191,009
(Cost $248,142)		365,789
Indonesia 0.6%
PT Arwana Citramulia Tbk	621,918	19,340
PT Bank Rakyat Indonesia Persero Tbk	140,800	159,790
(Cost $179,264)		179,130
Ireland 1.1%
Kerry Group PLC "A" (Cost $210,762)	3,093	297,271
Italy 0.5%
Luxottica Group SpA (Cost $142,851)	2,436	136,355
Japan 3.5%
Bandai Namco Holdings, Inc.	4,500	154,662
FANUC Corp.	800	162,162
Hoya Corp.	5,700	308,328
MISUMI Group, Inc.	7,011	185,016
Murata Manufacturing Co., Ltd.	1,200	176,738
(Cost $778,979)		986,906
Korea 0.9%
Samsung Electronics Co., Ltd.	75	168,358
Vieworks Co., Ltd.	2,500	85,454
(Cost $284,220)		253,812
Luxembourg 1.3%
Eurofins Scientific (Cost $123,047)	564	356,443
Malaysia 0.4%
IHH Healthcare Bhd. (Cost $118,076)	86,400	117,747
Netherlands 1.6%
Core Laboratories NV (a) (b)	1,190	117,453
ING Groep NV	17,412	322,177
(Cost $349,423)		439,630
Norway 0.5%
Marine Harvest ASA* (Cost $77,779)	6,750	133,737
Philippines 0.3%
Universal Robina Corp. (Cost $126,280)	27,000	81,306
Singapore 1.7%
Broadcom Ltd. (c) (Cost $339,991)	1,966	476,834
Sweden 2.9%
Assa Abloy AB "B"	17,319	396,019
Essity AB "B"*	11,248	306,863
Nobina AB 144A	18,000	105,356
(Cost $646,725)		808,238
Switzerland 6.2%
Lonza Group AG (Registered)*	1,806	473,928
Nestle SA (Registered)	5,792	485,741
Novartis AG (Registered)	3,844	330,018
Roche Holding AG (Genusschein)	1,780	455,469
(Cost $1,376,992)		1,745,156
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $273,447)	45,000	322,673
United Kingdom 5.0%
Aon PLC (b)	3,281	479,354
Clinigen Healthcare Ltd.	5,959	85,127
Compass Group PLC	14,278	302,724
Halma PLC	10,311	154,750
Reckitt Benckiser Group PLC	4,314	393,714
(Cost $1,082,772)		1,415,669
United States 48.7%
A.O. Smith Corp.	3,750	222,863
Acadia Healthcare Co., Inc.*	4,219	201,499
Activision Blizzard, Inc.	6,562	423,315
Allergan PLC	798	163,550
Alliance Data Systems Corp.	610	135,146
Alphabet, Inc. "A"*	807	785,792
Ameriprise Financial, Inc.	1,314	195,142
AMETEK, Inc.	6,279	414,665
Amphenol Corp. "A"	6,562	555,408
Apple, Inc.	3,093	476,693
Becton, Dickinson & Co.	1,502	294,317
Biogen, Inc.*	670	209,790
Celgene Corp.*	3,938	574,239
Citigroup, Inc.	5,250	381,885
Costco Wholesale Corp.	1,578	259,250
Danaher Corp.	3,469	297,571
Ecolab, Inc.	2,248	289,115
EOG Resources, Inc.	2,015	194,931
EPAM Systems, Inc.*	2,624	230,728
Facebook, Inc. "A"*	2,812	480,486
Fiserv, Inc.*	2,436	314,147
General Electric Co.	9,093	219,869
Home Depot, Inc.	1,966	321,559
Jack in the Box, Inc.	845	86,122
JPMorgan Chase & Co.	4,969	474,589
L Brands, Inc.	2,717	113,054
Marsh & McLennan Companies, Inc.	4,031	337,838
Mastercard, Inc. "A"	3,329	470,055
Microsoft Corp.	3,375	251,404
NVIDIA Corp.	1,220	218,099
Praxair, Inc.	1,033	144,351
Progressive Corp.	10,780	521,968
S&P Global, Inc.	3,281	512,853
Schlumberger Ltd.	1,780	124,173
T-Mobile U.S., Inc.*	4,219	260,144
The Priceline Group, Inc.*	217	397,288
Thermo Fisher Scientific, Inc.	2,436	460,891
Time Warner, Inc.	2,624	268,829
TJX Companies, Inc.	3,750	276,487
Union Pacific Corp.	1,314	152,385
United Technologies Corp.	2,436	282,771
Wabtec Corp. (a)	1,688	127,866
Wells Fargo & Co.	2,812	155,082
Zoetis, Inc.	7,501	478,264
(Cost $10,322,157)		13,756,473
Total Common Stocks (Cost $20,435,575)		27,114,669
Warrants 0.0%
France
Parrot SA Expiration Date 12/15/2022* (d)	924	263
Parrot SA Expiration Date 12/22/2022* (d)	924	302
Total Warrants (Cost $0)		565
Preferred Stocks 0.7%
Germany 0.6%
Draegerwerk AG & Co. KGaA (Cost $116,360)	1,600	177,456
United States 0.1%
Providence Service Corp. (d) (Cost $13,600)	136	18,442
Total Preferred Stocks (Cost $129,960)		195,898
Securities Lending Collateral 0.8%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (e) (f) (Cost $234,802)	234,802	234,802
Cash Equivalents 2.0%
Deutsche Central Cash Management Government Fund, 1.06% (e) (Cost $567,453)	567,453	567,453
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,367,790)	99.6	28,113,387
Other Assets and Liabilities, Net	0.4	103,627
Net Assets	100.0	28,217,014

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $230,658, which is 0.8% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Listed on the NASDAQ Stock Market, Inc.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
S&P: Standard & Poor's

At September 30, 2017 the Deutsche Global Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Warrants & Preferred Stocks
Information Technology	6,413,650	23.5%
Financials	5,575,883	20.4%
Health Care	5,523,043	20.2%
Consumer Discretionary	3,032,563	11.1%
Industrials	2,741,192	10.0%
Consumer Staples	2,278,510	8.3%
Materials	1,049,590	3.9%
Energy	436,557	1.6%
Telecommunication Services	260,144	1.0%
Total	27,311,132	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$316,223	$—	$316,223
Canada	1,748,752	—	—	1,748,752
China	536,704	572,011	—	1,108,715
Finland	—	292,654	—	292,654
France	—	195,088	—	195,088
Germany	—	1,580,068	—	1,580,068
Hong Kong	—	365,789	—	365,789
Indonesia	—	179,130	—	179,130
Ireland	—	297,271	—	297,271
Italy	—	136,355	—	136,355
Japan	—	986,906	—	986,906
Korea	85,454	168,358	—	253,812
Luxembourg	—	356,443	—	356,443
Malaysia	—	117,747	—	117,747
Netherlands	117,453	322,177	—	439,630
Norway	—	133,737	—	133,737
Philippines	—	81,306	—	81,306
Singapore	476,834	—	—	476,834
Sweden	—	808,238	—	808,238
Switzerland	—	1,745,156	—	1,745,156
Taiwan	—	322,673	—	322,673
United Kingdom	479,354	936,315	—	1,415,669
United States	13,756,473	—	—	13,756,473
Warrants	—	—	565	565
Preferred Stocks (g)	—	177,456	18,442	195,898
Short-Term Investments (g)	802,255	—	—	802,255
Total	$18,003,279	$10,091,101	$19,007	$28,113,387

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended September 30, 2017, the amount of the transfers between Level 2 and Level 1 was $123,779.
Transfers between price levels are recognized at the beginning of the reporting period.
(g) See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Global Income Builder VIP

		Shares	Value ($)
Common Stocks 50.1%
Consumer Discretionary 6.6%
Auto Components 0.3%
Bridgestone Corp.		6,305	286,131
Nokian Renkaat Oyj		5,183	230,746
			516,877
Automobiles 1.2%
Daimler AG (Registered)		3,584	286,228
Ford Motor Co.		34,894	417,681
General Motors Co.		8,203	331,237
Honda Motor Co., Ltd.		9,050	267,644
Nissan Motor Co., Ltd.		43,585	431,460
Subaru Corp.		7,100	255,974
Toyota Motor Corp.		4,800	286,310
			2,276,534
Hotels, Restaurants & Leisure 1.1%
Carnival Corp.		4,218	272,356
Darden Restaurants, Inc.		2,940	231,613
Las Vegas Sands Corp.		4,605	295,457
McDonald's Corp.		2,048	320,881
Starbucks Corp.		4,260	228,805
TUI AG		17,220	292,442
Yum! Brands, Inc.		3,786	278,687
			1,920,241
Household Durables 1.0%
Berkeley Group Holdings PLC		6,844	341,056
Garmin Ltd.		5,434	293,273
Leggett & Platt, Inc.		4,882	233,018
Persimmon PLC		9,855	341,351
Sekisui House Ltd.		15,854	267,832
Taylor Wimpey PLC		139,656	366,207
			1,842,737
Leisure Products 0.3%
Mattel, Inc.		13,532	209,475
Sankyo Co., Ltd.		8,100	258,708
			468,183
Media 1.5%
Grupo Televisa SAB (ADR)		8,474	209,054
Interpublic Group of Companies, Inc.		10,769	223,887
ITV PLC		675,256	1,580,965
Omnicom Group, Inc.		3,112	230,506
SES SA		11,420	250,443
Shaw Communications, Inc. "B"		12,421	285,900
			2,780,755
Multiline Retail 0.5%
Kohl's Corp.		5,158	235,463
Macy's, Inc.		9,587	209,188
Marks & Spencer Group PLC		51,167	242,734
Target Corp.		4,507	265,958
			953,343
Specialty Retail 0.4%
Hennes & Mauritz AB "B"		10,459	271,311
Home Depot, Inc.		1,734	283,613
Lowe's Companies, Inc.		3,068	245,256
			800,180
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.		6,071	244,540
VF Corp.		5,380	342,006
			586,546
Consumer Staples 2.7%
Beverages 0.3%
Coca-Cola Co.		4,890	220,099
PepsiCo, Inc.		3,035	338,190
			558,289
Food & Staples Retailing 0.6%
CVS Health Corp.		3,234	262,989
Sysco Corp.		4,766	257,126
Wal-Mart Stores, Inc.		3,819	298,417
Wesfarmers Ltd.		8,406	272,342
			1,090,874
Food Products 0.7%
General Mills, Inc.		4,620	239,131
Kellogg Co.		3,744	233,513
Kraft Heinz Co.		2,914	225,981
Nestle SA (Registered)		3,391	284,383
The Hershey Co.		2,444	266,812
			1,249,820
Household Products 0.4%
Colgate-Palmolive Co.		3,633	264,664
Kimberly-Clark Corp.		2,011	236,654
Procter & Gamble Co.		3,056	278,035
			779,353
Tobacco 0.7%
Altria Group, Inc.		4,145	262,876
British American Tobacco PLC		1,182	73,997
British American Tobacco PLC (ADR)		2,224	138,889
Imperial Brands PLC		5,611	239,461
Japan Tobacco, Inc.		7,877	257,928
Philip Morris International, Inc.		2,504	277,969
			1,251,120
Energy 3.9%
Energy Equipment & Services 0.1%
Schlumberger Ltd.		3,584	250,020
Oil, Gas & Consumable Fuels 3.8%
BP PLC		44,413	284,030
Chevron Corp.		2,479	291,283
China Petroleum & Chemical Corp. (ADR)		5,074	384,406
CNOOC Ltd. (ADR)		2,303	298,699
Enbridge, Inc.		6,336	264,699
Exxon Mobil Corp.		4,790	392,684
HollyFrontier Corp.		9,717	349,520
JXTG Holdings, Inc.		56,785	292,189
Kinder Morgan, Inc.		12,979	248,937
LUKOIL PJSC (ADR)		4,600	243,938
Marathon Petroleum Corp.		5,258	294,869
Neste Oyj		6,412	280,212
Occidental Petroleum Corp.		4,274	274,434
ONEOK, Inc.		4,045	224,133
Pembina Pipeline Corp.		8,098	284,136
Phillips 66		3,284	300,847
Royal Dutch Shell PLC "A"		13,008	391,939
Royal Dutch Shell PLC "B"		11,285	347,043
Statoil ASA		11,383	227,931
Suncor Energy, Inc.		8,182	286,755
TOTAL SA		5,878	315,834
TransCanada Corp. (a)		5,619	277,719
Valero Energy Corp.		4,253	327,183
			6,883,420
Financials 7.5%
Banks 4.8%
Australia & New Zealand Banking Group Ltd.		11,835	275,447
Banco Bradesco SA (ADR)		27,080	299,776
Bank of Montreal		3,760	284,558
Bank of Nova Scotia		4,696	301,839
BB&T Corp.		6,104	286,522
Canadian Imperial Bank of Commerce		3,310	289,603
Commonwealth Bank of Australia		4,150	245,369
Danske Bank AS		7,014	281,138
DBS Group Holdings Ltd.		18,271	280,590
Hang Seng Bank Ltd.		12,700	309,880
HSBC Holdings PLC		31,040	306,747
Itau Unibanco Holding SA (ADR) (Preferred)		21,546	295,180
Japan Post Bank Co., Ltd.		20,800	257,039
KBC Group NV		2,782	236,258
Mitsubishi UFJ Financial Group, Inc.		40,400	262,898
Mizuho Financial Group, Inc.		141,873	248,774
National Australia Bank Ltd.		10,737	266,005
Nordea Bank AB		20,769	281,785
Oversea-Chinese Banking Corp., Ltd.		35,855	295,505
People's United Financial, Inc.		15,165	275,093
PNC Financial Services Group, Inc.		2,088	281,400
Royal Bank of Canada		3,858	298,498
Skandinaviska Enskilda Banken AB "A"		22,065	290,904
Sumitomo Mitsui Financial Group, Inc.		6,900	265,407
SunTrust Banks, Inc.		4,518	270,041
Swedbank AB "A"		11,014	304,803
Toronto-Dominion Bank		5,647	317,934
U.S. Bancorp.		5,117	274,220
United Overseas Bank Ltd.		15,902	275,868
Wells Fargo & Co.		5,449	300,512
Westpac Banking Corp.		10,440	261,847
			8,721,440
Capital Markets 0.3%
CME Group, Inc.		2,287	310,301
UBS Group AG (Registered)*		15,490	265,198
			575,499
Insurance 2.3%
Ageas		6,298	296,149
Allianz SE (Registered)		1,383	310,910
Baloise Holding AG (Registered)		1,794	284,037
Direct Line Insurance Group PLC		57,031	277,968
Japan Post Holdings Co., Ltd.		21,000	248,082
Legal & General Group PLC		81,392	283,687
MetLife, Inc.		4,974	258,399
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		1,345	287,981
Power Financial Corp. (a)		10,500	291,248
Prudential Financial, Inc.		2,453	260,803
Sampo Oyj "A"		5,360	283,654
Swiss Life Holding AG (Registered)*		829	292,130
Swiss Re AG		4,399	398,983
The Travelers Companies, Inc.		2,206	270,279
Zurich Insurance Group AG		729	222,570
			4,266,880
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp., Inc.		19,737	254,410
Health Care 3.8%
Biotechnology 0.8%
AbbVie, Inc.		6,187	549,777
Amgen, Inc.		1,943	362,272
Gilead Sciences, Inc.		6,216	503,620
			1,415,669
Health Care Equipment & Supplies 0.1%
Medtronic PLC		3,226	250,886
Pharmaceuticals 2.9%
Astellas Pharma, Inc.		20,900	266,028
AstraZeneca PLC		4,471	298,013
Bristol-Myers Squibb Co.		4,801	306,016
Daiichi Sankyo Co., Ltd.		11,800	266,289
Eli Lilly & Co.		3,186	272,530
GlaxoSmithKline PLC		14,883	296,826
Johnson & Johnson		3,796	493,518
Merck & Co., Inc.		5,739	367,468
Mitsubishi Tanabe Pharma Corp.		12,000	275,722
Novartis AG (Registered)		4,708	404,195
Orion Oyj "B"		6,644	308,135
Otsuka Holdings Co., Ltd.		5,800	230,632
Pfizer, Inc.		15,202	542,711
Roche Holding AG (Genusschein)		1,369	350,302
Sanofi		2,698	268,670
Takeda Pharmaceutical Co., Ltd.		5,400	298,724
			5,245,779
Industrials 5.8%
Aerospace & Defense 0.8%
BAE Systems PLC		31,378	265,983
Boeing Co.		1,083	275,310
Lockheed Martin Corp.		1,021	316,806
Raytheon Co.		1,614	301,140
United Technologies Corp.		2,100	243,768
			1,403,007
Air Freight & Logistics 0.2%
United Parcel Service, Inc. "B"		2,474	297,103
Building Products 0.1%
Johnson Controls International PLC		6,251	251,853
Commercial Services & Supplies 0.3%
Republic Services, Inc.		4,308	284,587
Waste Management, Inc.		4,078	319,185
			603,772
Construction & Engineering 0.5%
Kajima Corp.		26,000	258,784
Obayashi Corp.		26,400	316,970
Taisei Corp.		6,800	356,793
			932,547
Electrical Equipment 0.4%
ABB Ltd. (Registered)		11,336	280,219
Eaton Corp. PLC		3,398	260,932
Emerson Electric Co.		4,513	283,597
			824,748
Industrial Conglomerates 0.5%
3M Co.		1,806	379,079
General Electric Co.		11,367	274,854
Honeywell International, Inc.		2,400	340,176
			994,109
Machinery 1.1%
Caterpillar, Inc.		2,667	332,601
Cummins, Inc.		1,658	278,594
Deere & Co.		2,303	289,234
Illinois Tool Works, Inc.		1,849	273,578
Ingersoll-Rand PLC		2,947	262,784
Kone Oyj "B"		5,711	302,835
Stanley Black & Decker, Inc.		1,871	282,465
			2,022,091
Marine 0.2%
Kuehne + Nagel International AG (Registered)		1,676	310,937
Professional Services 0.4%
Adecco Group AG (Registered)		3,517	273,999
Nielsen Holdings PLC		6,574	272,493
SGS SA (Registered)		118	283,608
			830,100
Road & Rail 0.2%
Union Pacific Corp.		2,420	280,647
Trading Companies & Distributors 0.9%
Fastenal Co.		5,711	260,308
ITOCHU Corp.		14,639	240,084
Marubeni Corp.		42,849	293,053
Mitsubishi Corp.		10,100	235,191
Mitsui & Co., Ltd.		18,351	271,426
Sumitomo Corp.		19,266	277,570
			1,577,632
Transportation Infrastructure 0.2%
Macquarie Infrastructure Corp.		4,790	345,742
Information Technology 9.0%
Communications Equipment 0.7%
Cisco Systems, Inc.		8,883	298,735
Harris Corp.		2,440	321,299
Motorola Solutions, Inc.		3,259	276,591
Nokia Oyj		51,624	311,712
			1,208,337
Electronic Equipment, Instruments & Components 0.8%
Avnet, Inc.		6,857	269,480
Corning, Inc.		9,046	270,656
FLIR Systems, Inc.		7,092	275,950
Kyocera Corp.		4,500	279,796
TE Connectivity Ltd.		3,458	287,222
			1,383,104
Internet Software & Services 1.4%
Alibaba Group Holding Ltd. (ADR)*		2,671	461,308
Alphabet, Inc. "C"*		161	154,417
Baidu, Inc. (ADR)*		1,474	365,095
Facebook, Inc. "A"*		1,071	183,002
Mixi, Inc.		5,100	246,513
NetEase, Inc. (ADR)		1,290	340,315
Tencent Holdings Ltd. (ADR) (a)		13,072	574,057
Yahoo Japan Corp.		62,900	299,156
			2,623,863
IT Services 2.1%
Accenture PLC "A"		2,290	309,310
Automatic Data Processing, Inc.		2,750	300,630
Broadridge Financial Solutions, Inc.		3,869	312,692
DXC Technology Co.		3,341	286,925
Fidelity National Information Services, Inc.		3,133	292,591
Fiserv, Inc.*		2,207	284,615
Infosys Ltd. (ADR)		28,822	420,513
International Business Machines Corp.		2,416	350,513
Mastercard, Inc. "A"		2,303	325,184
Paychex, Inc.		4,635	277,915
Visa, Inc. "A"		3,284	345,608
Western Union Co.		13,656	262,195
			3,768,691
Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc.		3,472	299,182
Disco Corp.		1,800	367,118
Intel Corp.		10,816	411,873
KLA-Tencor Corp.		2,598	275,388
Maxim Integrated Products, Inc.		5,660	270,039
Microchip Technology, Inc.		2,043	183,421
QUALCOMM, Inc.		4,888	253,394
Texas Instruments, Inc.		3,335	298,949
Tokyo Electron Ltd.		1,900	293,289
Xilinx, Inc.		3,853	272,908
			2,925,561
Software 1.4%
Activision Blizzard, Inc.		4,866	313,906
Adobe Systems, Inc.*		1,134	169,170
CA, Inc.		8,192	273,449
Dell Technologies, Inc. "V"*		3,795	293,012
Intuit, Inc.		2,119	301,195
Microsoft Corp.		5,687	423,625
Nintendo Co., Ltd.		600	222,174
Oracle Corp.		7,093	342,946
VMware, Inc. "A"* (a)		2,685	293,175
			2,632,652
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.		2,656	409,343
Canon, Inc.		7,774	266,107
FUJIFILM Holdings Corp.		6,900	268,297
HP, Inc.		13,590	271,256
Samsung Electronics Co., Ltd. (GDR)		324	366,768
Xerox Corp.		9,251	307,966
			1,889,737
Materials 1.4%
Chemicals 1.0%
Air Products & Chemicals, Inc.		1,842	278,547
DowDuPont, Inc.		8,255	571,494
GEO Specialty Chemicals, Inc.* (b)		19,324	8,856
Givaudan SA (Registered)		135	294,151
LyondellBasell Industries NV "A"		3,274	324,290
Praxair, Inc.		2,033	284,091
			1,761,429
Containers & Packaging 0.1%
International Paper Co.		4,832	274,554
Metals & Mining 0.2%
POSCO (ADR)		4,713	327,082
Paper & Forest Products 0.1%
UPM-Kymmene Oyj		10,246	278,065
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITs) 1.6%
AvalonBay Communities, Inc.		1,325	236,407
Crown Castle International Corp.		2,743	274,245
HCP, Inc.		7,561	210,423
Iron Mountain, Inc.		7,385	287,276
National Retail Properties, Inc.		5,519	229,922
Prologis, Inc.		4,690	297,627
Public Storage		1,290	276,047
Realty Income Corp.		4,721	269,994
Ventas, Inc.		4,145	269,964
VEREIT, Inc.		29,275	242,690
Welltower, Inc.		5,158	362,504
			2,957,099
Real Estate Management & Development 0.2%
Swiss Prime Site AG (Registered)*		3,004	270,216
Telecommunication Services 3.9%
Diversified Telecommunication Services 2.7%
AT&T, Inc.		11,481	449,711
BCE, Inc.		6,367	298,309
BT Group PLC		65,718	249,751
Deutsche Telekom AG (Registered)		14,463	270,283
Elisa Oyj		7,322	315,362
HKT Trust & HKT Ltd. "SS", (Units)		209,683	255,212
Proximus SA		8,191	282,418
PT Telekomunikasi Indonesia Tbk (ADR)		8,021	275,120
Singapore Telecommunications Ltd.		101,745	275,784
Spark New Zealand Ltd.		104,029	274,312
Swisscom AG (Registered)		631	323,572
Telefonica Deutschland Holding AG		66,198	372,082
Telenor ASA		16,475	348,719
Telia Co. AB		61,685	290,923
TELUS Corp.		7,859	282,678
Verizon Communications, Inc.		9,176	454,120
			5,018,356
Wireless Telecommunication Services 1.2%
America Movil SAB de CV "L", (ADR)		11,232	199,368
China Mobile Ltd. (ADR)		7,745	391,665
NTT DoCoMo, Inc.		40,469	924,859
Tele2 AB "B"		24,956	285,891
Vodafone Group PLC		118,523	332,150
			2,133,933
Utilities 3.7%
Electric Utilities 2.1%
American Electric Power Co., Inc.		3,918	275,200
Duke Energy Corp.		3,127	262,418
Edison International		3,297	254,430
Endesa SA		10,985	248,100
Entergy Corp.		3,400	259,624
Eversource Energy		4,442	268,475
Exelon Corp.		7,645	287,987
FirstEnergy Corp.		9,027	278,302
NextEra Energy, Inc.		1,934	283,428
PG&E Corp.		3,892	265,006
PPL Corp.		6,766	256,770
Southern Co.		5,131	252,137
SSE PLC		14,095	263,837
Xcel Energy, Inc.		5,826	275,686
			3,731,400
Multi-Utilities 1.6%
Ameren Corp.		4,791	277,112
CenterPoint Energy, Inc.		9,477	276,823
Consolidated Edison, Inc.		3,299	266,163
Dominion Energy, Inc.		8,687	668,291
DTE Energy Co.		2,512	269,688
National Grid PLC		18,073	223,968
Public Service Enterprise Group, Inc.		6,064	280,460
SCANA Corp.		3,988	193,378
Sempra Energy		2,303	262,842
WEC Energy Group, Inc.		4,302	270,080
			2,988,805
Total Common Stocks (Cost $77,487,272)			91,786,027
Preferred Stocks 2.7%
Financials 1.1%
Bank of America Corp. Series Y, 6.5%		15,000	404,100
Citigroup, Inc. Series S, 6.3%		15,000	407,700
JPMorgan Chase & Co. Series AA, 6.1%		15,000	404,400
The Goldman Sachs Group, Inc. Series J, 5.5%		17,000	463,250
Wells Fargo & Co. Series Y, 5.625%		15,000	392,850
			2,072,300
Industrials 0.2%
General Electric Co. 4.7%		13,200	337,524
Real Estate 1.0%
AGNC Investment Corp. Series B, 7.75% (REIT)		18,000	469,980
AGNC Investment Corp. Series C, 7.0% (REIT)		14,427	372,794
Kimco Realty Corp. Series L, 5.125% (REIT)		15,000	374,400
Simon Property Group, Inc. Series J, 8.375% (REIT)		1,330	99,803
VEREIT, Inc. Series F, 6.7% (REIT)		15,000	385,950
			1,702,927
Telecommunication Services 0.1%
Verizon Communications, Inc. 5.9%		8,859	240,876
Utilities 0.3%
Dominion Energy, Inc. Series A, 5.25%		21,198	546,696
Total Preferred Stocks (Cost $4,893,387)			4,900,323
Right 0.0%
Consumer Staples
Safeway Casa Ley, Expiration Date 1/30/2018* (b) (Cost $7,611)		7,499	7,611
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,283)		170	3,411
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 14.5%
Consumer Discretionary 2.2%
1011778 B.C. Unlimited Liability Co., 144A, 5.0%, 10/15/2025 (d)		200,000	202,480
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		350,000	357,875
Altice Financing SA, 144A, 7.5%, 5/15/2026		400,000	440,000
American Axle & Manufacturing, Inc., 144A, 6.25%, 4/1/2025 (a)		350,000	357,000
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		500,000	523,750
Charter Communications Operating LLC, 144A, 3.75%, 2/15/2028		160,000	156,568
Churchill Downs, Inc., 5.375%, 12/15/2021		28,000	28,875
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		400,000	416,000
144A, 10.125%, 1/15/2023		200,000	230,750
CVS Health Corp., 5.125%, 7/20/2045		50,000	57,503
General Motors Co., 6.6%, 4/1/2036		30,000	35,637
Lennar Corp., 4.125%, 1/15/2022		200,000	206,500
Nordstrom, Inc.:
4.0%, 3/15/2027		65,000	64,399
5.0%, 1/15/2044		100,000	98,263
Toll Brothers Finance Corp., 4.875%, 11/15/2025		200,000	208,300
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		700,000	728,875
			4,112,775
Consumer Staples 0.2%
B&G Foods, Inc., 5.25%, 4/1/2025		100,000	102,500
BAT Capital Corp., 144A, 4.54%, 8/15/2047		75,000	77,170
Kraft Heinz Foods Co., 4.375%, 6/1/2046		210,000	207,361
Molson Coors Brewing Co., 4.2%, 7/15/2046		40,000	40,107
			427,138
Energy 3.9%
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		70,000	70,767
4.95%, 6/1/2047		60,000	62,911
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025		200,000	215,250
Chesapeake Energy Corp., 144A, 8.0%, 1/15/2025 (d)		65,000	65,650
Continental Resources, Inc., 5.0%, 9/15/2022		400,000	406,500
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		700,000	721,875
Enbridge, Inc.:
5.5%, 12/1/2046		60,000	68,922
5.5% , 7/15/2077		200,000	202,500
Energy Transfer Equity LP, 5.5%, 6/1/2027		100,000	105,250
Energy Transfer LP:
4.5%, 11/1/2023		40,000	41,917
5.95%, 10/1/2043		30,000	32,121
EnLink Midstream Partners LP, 5.45%, 6/1/2047		90,000	92,897
Halliburton Co., 4.85%, 11/15/2035		35,000	37,944
Hess Corp.:
5.6%, 2/15/2041		90,000	90,177
5.8%, 4/1/2047		75,000	77,078
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		200,000	202,250
KazMunayGas National Co. JSC, 144A, 3.875%, 4/19/2022		700,000	706,097
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		110,000	105,700
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		500,000	565,000
MEG Energy Corp., 144A, 6.5%, 1/15/2025 (a)		200,000	195,250
Noble Energy, Inc., 3.85%, 1/15/2028		185,000	185,365
Noble Holding International Ltd., 5.75%, 3/16/2018		10,000	10,075
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (a)		100,000	101,750
Petroleos Mexicanos, REG S, 3.75%, 2/21/2024	EUR	600,000	754,132
Plains All American Pipeline LP:
2.85%, 1/31/2023		55,000	52,862
4.3%, 1/31/2043		95,000	81,548
Range Resources Corp., 144A, 5.0%, 8/15/2022		200,000	199,750
Southwestern Energy Co., 7.75%, 10/1/2027		100,000	103,750
State Oil Co. of The Azerbaijan Republic, REG S, 4.75%, 3/13/2023		700,000	700,024
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		20,000	19,875
Sunoco LP, 6.375%, 4/1/2023		100,000	106,250
Targa Resources Partners LP, 5.375%, 2/1/2027		200,000	208,250
Weatherford International Ltd., 144A, 9.875%, 2/15/2024		200,000	220,000
WPX Energy, Inc.:
5.25%, 9/15/2024		200,000	200,500
6.0%, 1/15/2022		200,000	206,750
			7,216,937
Financials 4.0%
Akbank Turk AS, 144A, 5.0%, 10/24/2022		750,000	759,330
Barclays PLC, 4.836%, 5/9/2028		1,000,000	1,035,931
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		20,000	22,331
BNP Paribas SA:
144A, 4.625%, 3/13/2027		310,000	328,177
144A, 6.75% , 3/14/2022		1,400,000	1,496,250
BPCE SA, 144A, 4.875%, 4/1/2026		700,000	743,363
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		50,000	52,405
FS Investment Corp., 4.75%, 5/15/2022		70,000	72,697
HSBC Holdings PLC, 4.375%, 11/23/2026		200,000	208,494
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		30,000	32,500
Legg Mason, Inc., 5.625%, 1/15/2044		50,000	54,264
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		10,000	10,210
Morgan Stanley, 6.25%, 8/9/2026		600,000	719,186
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		40,000	45,157
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		30,000	30,681
TC Ziraat Bankasi AS, 144A, 5.125%, 5/3/2022		200,000	203,141
The Goldman Sachs Group, Inc., 3-month USD-LIBOR + 1.750%, 3.064% **, 10/28/2027		750,000	780,682
Voya Financial, Inc., 4.8%, 6/15/2046		45,000	47,261
Westpac Banking Corp., 5.0%, 9/21/2027		650,000	649,297
			7,291,357
Health Care 0.5%
Allergan Funding SCS, 4.75%, 3/15/2045		9,000	9,737
Celgene Corp., 5.0%, 8/15/2045		30,000	33,915
Express Scripts Holding Co., 4.8%, 7/15/2046		50,000	52,797
Gilead Sciences, Inc., 4.15%, 3/1/2047		40,000	40,977
HCA, Inc., 4.5%, 2/15/2027		700,000	715,750
Mylan NV, 5.25%, 6/15/2046		55,000	59,661
Stryker Corp., 4.625%, 3/15/2046		40,000	43,584
			956,421
Industrials 0.4%
FedEx Corp., 4.55%, 4/1/2046		30,000	31,952
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		175,000	182,000
United Rentals North America, Inc., 5.875%, 9/15/2026		450,000	488,813
			702,765
Information Technology 0.4%
Dell International LLC, 144A, 8.1%, 7/15/2036		30,000	37,545
DXC Technology Co., 4.75%, 4/15/2027		210,000	224,620
Expedia, Inc., 144A, 3.8%, 2/15/2028		180,000	178,411
Netflix, Inc., 144A, 4.375%, 11/15/2026		100,000	100,344
Pitney Bowes, Inc., 3.625%, 9/15/2020		45,000	45,095
Seagate HDD Cayman, 144A, 4.25%, 3/1/2022		90,000	89,496
			675,511
Materials 1.1%
AK Steel Corp., 7.0%, 3/15/2027 (a)		200,000	203,750
Ardagh Packaging Finance PLC, 144A, 7.25%, 5/15/2024		200,000	219,374
CF Industries, Inc., 144A, 4.5%, 12/1/2026		20,000	20,926
Constellium NV, 144A, 6.625%, 3/1/2025		250,000	255,938
Evraz Group SA, 144A, 5.375%, 3/20/2023		300,000	308,475
Freeport-McMoRan, Inc., 3.875%, 3/15/2023		700,000	689,500
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		20,000	21,185
Teck Resources Ltd., 3.75%, 2/1/2023		100,000	101,270
United States Steel Corp., 6.875%, 8/15/2025		200,000	204,500
			2,024,918
Real Estate 0.4%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023		70,000	70,816
(REIT), 5.95%, 12/15/2026 (a)		100,000	101,188
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		150,000	151,280
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028 (a)		110,000	110,437
(REIT), 4.95%, 4/1/2024		60,000	62,897
Select Income REIT:
(REIT), 4.15%, 2/1/2022		60,000	60,964
(REIT), 4.25%, 5/15/2024		45,000	45,141
VEREIT Operating Partnership LP, (REIT), 3.95%, 8/15/2027		125,000	124,336
			727,059
Telecommunication Services 0.5%
AT&T, Inc.:
4.5%, 5/15/2035		105,000	103,665
5.15%, 2/14/2050		115,000	115,560
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020		600,000	577,500
Verizon Communications, Inc., 4.272%, 1/15/2036		60,000	58,944
			855,669
Utilities 0.9%
AmeriGas Partners LP, 5.75%, 5/20/2027		200,000	204,500
Electricite de France SA, 144A, 4.75%, 10/13/2035		95,000	103,472
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		700,000	723,170
Israel Electric Corp., Ltd., Series 6, 144A, REG S, 5.0%, 11/12/2024		539,000	584,006
Southern Power Co., Series F, 4.95%, 12/15/2046		29,000	30,836
			1,645,984
Total Corporate Bonds (Cost $26,263,013)			26,636,534
Asset-Backed 0.5%
Miscellaneous
Dell Equipment Finance Trust:
"C", Series 2017-1, 144A, 2.95%, 4/22/2022		130,000	130,501
"D", Series 2017-1, 144A, 3.44%, 4/24/2023		280,000	279,837
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		340,000	344,169
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		175,413	173,237
Total Asset-Backed (Cost $925,359)			927,744
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		4,093	4,604
Federal National Mortgage Association:
4.5%, 9/1/2035		13,721	14,764
6.0%, 1/1/2024		13,792	15,514
Total Mortgage-Backed Securities Pass-Throughs (Cost $31,260)			34,882
Commercial Mortgage-Backed Securities 0.9%
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		300,000	314,299
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.546% *, 12/25/2024		4,961,341	166,673
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		502,641	491,356
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		450,000	456,776
"A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	129,475
Total Commercial Mortgage-Backed Securities (Cost $1,569,452)			1,558,579
Collateralized Mortgage Obligations 1.8%
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 3.384% **, 9/25/2028		356,514	360,419
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		282,079	22,551
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		402,262	37,924
"H", Series 4865, 4.0%, 8/15/2044		945,845	998,948
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		559,348	60,159
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		256,740	20,799
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,289,334	250,141
"H", Series 2278, 6.5%, 1/15/2031		122	126
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	143,555
"4", Series 406, Interest Only, 4.0%, 9/25/2040		111,276	21,675
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		121,024	20,925
Government National Mortgage Association:
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		204,172	20,228
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		289,804	38,126
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		25,160	20
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		42,055	4,582
"ND", Series 2010-130, 4.5%, 8/16/2039		600,000	627,850
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		74,936	12,695
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		201,200	30,798
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		87,283	8,379
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		223,143	40,966
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		216,063	36,766
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		162,082	28,267
RESIMAC, "A2", Series 2017-2, 1-month Bank Bill Swap Rate + 1.2%, 2.814% **, 1/15/2049		600,000	470,841
Total Collateralized Mortgage Obligations (Cost $3,312,674)			3,256,740
Government & Agency Obligations 15.0%
Other Government Related (e) 0.8%
Sberbank of Russia, 144A, 5.125%, 10/29/2022		700,000	730,092
Vnesheconombank, 144A, 6.025%, 7/5/2022		700,000	754,465
			1,484,557
Sovereign Bonds 4.5%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		700,000	719,295
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	21,340,000,000	1,784,011
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	8,749,895	458,161
Republic of Angola, 144A, 9.5%, 11/12/2025		650,000	697,950
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		1,500,000	1,057,500
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	16,900,000	71,163
Republic of Namibia, 144A, 5.25%, 10/29/2025		550,000	558,844
Republic of Portugal, 144A, 5.125%, 10/15/2024		400,000	424,460
Republic of Senegal:
144A, 6.25%, 7/30/2024		500,000	533,565
144A, 8.75%, 5/13/2021		300,000	346,066
Republic of Zambia, 144A, 5.375%, 9/20/2022		1,000,000	951,820
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	13,525,200	692,548
			8,295,383
U.S. Treasury Obligations 9.7%
U.S. Treasury Bond, 3.0%, 5/15/2047		465,000	478,478
U.S. Treasury Notes:
0.75%, 10/31/2017 (f)		3,056,000	3,055,297
0.75%, 4/30/2018		6,000,000	5,982,640
1.625%, 8/31/2022 (a)		8,000,000	7,890,000
2.25%, 8/15/2027		240,000	238,369
2.375%, 5/15/2027		15,000	15,062
			17,659,846
Total Government & Agency Obligations (Cost $27,064,941)			27,439,786
Municipal Bonds and Notes 0.0%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $64,810)		64,810	65,189
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (b) (Cost $237,335)		238,780	285,056
		Shares	Value ($)
Exchange-Traded Funds 9.4%
SPDR Bloomberg Barclays High Yield Bond ETF (a)		235,800	8,800,056
VanEck Vectors JPMorgan EM Local Currency Bond ETF		253,324	4,863,821
Vanguard REIT ETF		43,043	3,576,443
Total Exchange-Traded Funds (Cost $16,170,532)			17,240,320
		Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 1.8%
U.S. Treasury Bill, 1.18% ***, 8/16/2018 (g) (Cost $3,303,184)		3,338,000	3,300,443
		Contracts/ Notional Amount	Value ($)
Call Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts
CBOE Volatility Index, Expiration Date 11/15/2017, Strike Price $16.0 (Cost $215,000)		2,000/ 32,000,000	190,000

Put Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
CBOE Volatility Index Expiration Date 12/20/2017, Strike Price $10.0 (Cost $16,254)		1,200/ 1,200,000	15,600
		Shares	Value ($)
Securities Lending Collateral 9.5%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (h) (i) (Cost $17,437,923)		17,437,923	17,437,923
Cash Equivalents 3.2%
Deutsche Central Cash Management Government Fund, 1.06% (h) (Cost $5,854,817)		5,854,817	5,854,817
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $184,885,107)		109.6	200,940,985
Other Assets and Liabilities, Net		(9.6)	(17,652,789)
Net Assets		100.0	183,288,196

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $13,468,549, which is 7.4% of net assets.
(b) Investment was valued using significant unobservable inputs.
(c) Principal amount stated in U.S. dollars unless otherwise noted.
(d) When-issued security.
(e) Government-backed debt issued by financial companies or government sponsored enterprises.
(f) At September 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g) At September 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
EM: Emerging Markets
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
PJSC: Public Joint Stock Company
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
At September 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/19/2017	36	4,562,508	4,511,250	(51,258)
Euro Stoxx Mid Index	EUR	12/15/2017	215	5,558,256	5,636,128	77,872
Mini MSCI Emerging Market Index	USD	12/15/2017	103	5,690,323	5,609,895	(80,428)
Nikkei 225 Index	JPY	12/7/2017	205	3,675,030	3,709,220	34,190
U.S. Treasury Long Bond	USD	12/19/2017	19	2,954,390	2,903,438	(50,952)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2017	30	4,078,653	4,029,844	(48,809)
Ultra Long U.S. Treasury Bond	USD	12/19/2017	14	2,353,015	2,311,750	(41,265)
Total net unrealized depreciation						(160,650)

At September 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year U.S. Treasury Note	USD	12/29/2017	35	7,568,687	7,549,609	19,078
3 Month Euro Euribor Interest Rate Futures	EUR	9/17/2018	9	2,666,440	2,666,057	383
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	9/17/2018	10	2,598,813	2,597,460	1,353
3 Month Euroyen Futures	JPY	9/14/2018	12	2,664,705	2,664,608	97
5 Year U.S. Treasury Note	USD	12/29/2017	72	8,521,900	8,460,000	61,900
90 Day Eurodollar	USD	9/17/2018	11	2,707,622	2,701,050	6,572
90 Day Sterling Interest Rate Futures	GBP	9/19/2018	17	2,833,805	2,823,580	10,225
ASX 90 Day Bank Accepted Bills	AUD	9/13/2018	13	10,146,633	10,145,664	969
Russell E Mini 2000 Index	USD	12/15/2017	78	5,534,360	5,822,310	(287,950)
Total net unrealized depreciation						(187,373)

At September 30, 2017, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts		Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Call Options
CBOE Volatility Index	2,000	USD	11/15/2017	18.0	3,600,000	161,000	(140,000)	21,000
Put Options
CBOE Volatility Index	1,200	USD	12/20/2017	12.0	1,440,000	100,200	(110,400)	(10,200)
Total Written Options - Futures						261,200	(250,400)	10,800

Options on Interest Rate Swap Contracts
	Counter- party	Swap Effective/ Expiration Date	Contract Amount/ Currency	Notional Amount ($)	Option Expiration Date	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Put Options
Pay Fixed - 1.64% -Receive Floating - 3-Month LIBOR	Societe Generale	9/10/2018 9/10/2048	17,000,000 USD	17,000,000	9/6/2018	206,550	(95,246)	111,304

At September 30, 2017, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Expiration Date	Notional Amount (j)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
Markit CDX North America High Yield Index	5.0%	6/20/2022	5,430,000	USD	426,549	358,212	68,337

(j)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At September 30, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Effective/ Expiration Date	Notional Amount ($)	Currency	Upfront Payments Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 1.75% SemiAnnually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2018	1,900,000	USD	(5,215)	(1,625)	3,590
Fixed — 2.5% SemiAnnually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2027	12,600,000	USD	(510,511)	(179,851)	330,660
Fixed — 2.75% SemiAnnually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2037	200,000	USD	(14,653)	(6,586)	8,067
Floating — 3-Month LIBOR	Fixed — 2.25% SemiAnnually	12/20/2017 12/20/2022	11,800,000	USD	272,016	104,421	(167,595)
Fixed — 2.75% SemiAnnually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2047	500,000	USD	(44,553)	(18,558)	25,995
Total net unrealized appreciation						200,717

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at September 30, 2017 is 1.33%.
At September 30, 2017, open total return swap contracts were as follows:

Bilateral Swaps

Pay/Receive Return of the Reference Index	Fixed Cash Flows Paid Frequency	Counterparty/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
MSCI World Net Total Return USD Index	1.339%/ Annually	Goldman Sachs & Co.3/14/2018	7,201,805	USD	62,795	—	62,795
MSCI World Net Total Return USD Index	1.259%/ Annually	Citigroup, Inc.3/14/2018	10,802,707	USD	94,594	—	94,594
Total unrealized appreciation							157,389

As of September 30, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	3,735,874	AUD	4,800,000	10/10/2017	28,999	Australia & New Zealand Banking Group Ltd.
USD	3,670,904	GBP	2,800,000	10/13/2017	82,351	Barclays Bank PLC
USD	3,459,660	EUR	3,000,000	10/16/2017	88,515	Credit Agricole
MXN	45,000,000	USD	2,536,625	10/23/2017	73,621	HSBC Holdings PLC
USD	5,595,670	EUR	4,750,000	10/24/2017	24,649	State Street Bank & Trust Co.
USD	2,784,111	CAD	3,480,000	10/27/2017	5,402	Canadian Imperial Bank of Commerce
MXN	49,400,000	USD	2,737,717	10/27/2017	35,630	JPMorgan Chase Securities, Inc.
AUD	600,000	USD	478,153	11/3/2017	7,681	State Street Bank & Trust Co.
USD	5,472,777	EUR	4,631,000	11/8/2017	11,074	Canadian Imperial Bank of Commerce
EUR	4,631,000	USD	5,486,355	11/8/2017	2,504	Canadian Imperial Bank of Commerce
JPY	599,461,067	USD	5,448,774	11/8/2017	112,864	State Street Bank & Trust Co.
EUR	2,350,000	USD	2,803,665	11/28/2017	17,960	JPMorgan Chase Securities, Inc.
EUR	2,350,000	USD	2,815,984	11/28/2017	30,279	Canadian Imperial Bank of Commerce
GBP	2,720,000	USD	3,676,486	12/20/2017	22,947	State Street Bank & Trust Co.
Total unrealized appreciation					544,476
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
AUD	4,800,000	USD	3,639,624	10/10/2017	(125,248)	Australia & New Zealand Banking Group Ltd.
GBP	2,800,000	USD	3,608,212	10/13/2017	(145,043)	Canadian Imperial Bank of Commerce
EUR	3,000,000	USD	3,457,434	10/16/2017	(90,741)	Canadian Imperial Bank of Commerce
USD	1,798,135	MXN	32,200,000	10/23/2017	(35,719)	HSBC Holdings PLC
EUR	4,750,000	USD	5,552,296	10/24/2017	(68,022)	State Street Bank & Trust Co.
CAD	3,480,000	USD	2,739,640	10/27/2017	(49,873)	Canadian Imperial Bank of Commerce
EUR	600,000	USD	702,760	10/27/2017	(7,288)	Credit Agricole
USD	2,758,236	MXN	49,400,000	10/27/2017	(56,149)	JPMorgan Chase Securities, Inc.
USD	4,397,025	EUR	3,700,000	11/6/2017	(16,088)	Credit Agricole
EUR	3,700,000	USD	4,372,901	11/6/2017	(8,036)	Credit Agricole
USD	5,488,939	EUR	4,631,000	11/8/2017	(5,088)	State Street Bank & Trust Co.
EUR	4,631,000	USD	5,457,172	11/8/2017	(26,679)	State Street Bank & Trust Co.
USD	5,501,612	JPY	599,461,067	11/8/2017	(165,701)	State Street Bank & Trust Co.
USD	2,836,485	EUR	2,350,000	11/28/2017	(50,780)	JPMorgan Chase Securities, Inc.
USD	2,847,168	EUR	2,350,000	11/28/2017	(61,464)	Canadian Imperial Bank of Commerce
NZD	3,790,000	USD	2,725,010	11/29/2017	(9,403)	BNP Paribas
USD	3,694,823	EUR	3,080,000	12/20/2017	(38,730)	Barclays Bank PLC
Total unrealized depreciation					(960,052)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,887,854	$6,257,542	$—	$12,145,396
Consumer Staples	3,801,345	1,128,111	—	4,929,456
Energy	4,994,262	2,139,178	—	7,133,440
Financials	5,420,616	8,397,613	—	13,818,229
Health Care	3,648,798	3,263,536	—	6,912,334
Industrials	6,706,836	3,967,452	—	10,674,288
Information Technology	13,877,783	2,554,162	—	16,431,945
Materials	2,060,058	572,216	8,856	2,641,130
Real Estate	2,957,099	270,216	—	3,227,315
Telecommunication Services	2,350,971	4,801,318	—	7,152,289
Utilities	5,984,300	735,905	—	6,720,205
Preferred Stocks (k)	4,900,323	—	—	4,900,323
Right	—	—	7,611	7,611
Warrant	—	—	3,411	3,411
Fixed Income Investments (k)
Corporate Bonds	—	26,636,534	—	26,636,534
Asset-Backed	—	927,744	—	927,744
Mortgage-Backed Securities Pass-Throughs	—	34,882	—	34,882
Commercial Mortgage-Backed Securities	—	1,558,579	—	1,558,579
Collateralized Mortgage Obligations	—	3,256,740	—	3,256,740
Government & Agency Obligations	—	27,439,786	—	27,439,786
Municipal Bonds and Notes	—	65,189	—	65,189
Convertible Bond	—	—	285,056	285,056
Short-Term U.S. Treasury Obligation	—	3,300,443	—	3,300,443
Exchange-Traded Funds	17,240,320	—	—	17,240,320
Short-Term Investments (k)	23,292,740	—	—	23,292,740
Derivatives (l)
Purchased Options	205,600	—	—	205,600
Futures Contracts	212,639	—	—	212,639
Credit Default Swap Contracts	—	68,337	—	68,337
Interest Rate Swap Contracts	—	368,312	—	368,312
Total Return Swap Contracts	—	157,389	—	157,389
Forward Foreign Currency Exchange Contracts	—	544,476	—	544,476
Total	$103,541,544	$98,445,660	$304,934	$202,292,138
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(560,662)	$—	$—	$(560,662)
Written Options	(250,400)	(95,246)	—	(345,646)
Interest Rate Swap Contracts	—	(167,595)	—	(167,595)
Forward Foreign Currency Exchange Contracts	—	(960,052)	—	(960,052)
Total	$(811,062)	$(1,222,893)	$—	$(2,033,955)

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 68,337	$ —	$ —
Equity Contracts	$ (256,316)	$ —	$ —	$ (14,854)
Foreign Exchange Contracts	$ —	$ —	$ (415,576)	$ —
Interest Rate Contracts	$ (91,707)	$ 200,717	$ —	$ 111,304
Total Return Swap Contracts	$ —	$ 157,389	$ —	$ —

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Government & Agency Securities VIP

		Principal Amount ($) (a)	Value ($)
Mortgage-Backed Securities Pass-Throughs 103.4%
Federal Home Loan Mortgage Corp.:
3.0%, 10/1/2047 (b)		3,200,000	3,211,625
3.5%, 10/1/2047 (b)		1,500,000	1,547,051
Federal National Mortgage Association:
3.0%, 10/1/2047 (b)		3,200,000	3,210,500
3.5%, 3/1/2045		1,535,698	1,592,554
4.0%, with various maturities from 3/1/2042 until 4/1/2046		936,286	994,168
Government National Mortgage Association:
3.0%, with various maturities from 8/20/2047 until 10/1/2047 (b)		4,396,507	4,459,390
3.5%, with various maturities from 4/15/2042 until 10/1/2047 (b)		12,509,041	13,031,696
4.0%, with various maturities from 9/20/2040 until 10/1/2047 (b)		6,286,024	6,660,031
4.5%, with various maturities from 6/20/2033 until 6/20/2047		3,484,448	3,776,075
4.55%, 1/15/2041		170,169	183,099
4.625%, 5/15/2041		100,320	107,893
5.0%, with various maturities from 12/15/2032 until 8/15/2040		2,262,971	2,491,229
5.5%, with various maturities from 1/15/2034 until 6/15/2042		1,493,741	1,684,252
6.0%, with various maturities from 5/20/2034 until 2/15/2039		3,066,109	3,532,757
6.5%, with various maturities from 9/15/2036 until 2/15/2039		351,559	399,068
7.0%, with various maturities from 2/20/2027 until 11/15/2038		98,424	101,113
7.5%, 10/20/2031		3,471	3,971
Total Mortgage-Backed Securities Pass-Throughs (Cost $47,054,513)			46,986,472
Asset-Backed 2.0%
Automobile Receivables 0.4%
AmeriCredit Automobile Receivables Trust, "A3", Series 2017-1, 1.87%, 8/18/2021		170,000	169,937
Credit Card Receivables 0.6%
Chase Issuance Trust, "A", Series 2017-A2, 1-month USD-LIBOR + 0.400%, 1.634% *, 3/15/2024		300,000	301,018
Miscellaneous 1.0%
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		450,000	455,517
Total Asset-Backed (Cost $919,994)			926,472
Collateralized Mortgage Obligations 16.2%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036		84,800	75,716
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025		22,502	280
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		445,134	19,683
"WI", Series 3939, Interest Only, 3.0%, 10/15/2025		141,545	5,464
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025		216,629	7,674
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025		84,343	4,997
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027		73,164	5,714
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		804,525	75,849
"CZ", Series 4113, 3.0%, 9/15/2042		312,294	296,301
"PL", Series 4627, 3.0%, 10/15/2046		500,000	486,304
"22", Series 243, Interest Only, 3.105% *, 6/15/2021		23,281	330
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025		347,963	18,480
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		303,605	43,473
"C1", Series 329, Interest Only, 4.0%, 12/15/2041		896,821	171,493
"UA", Series 4298, 4.0%, 2/15/2054		95,589	96,893
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		924,335	190,440
"C28", Series 303, Interest Only, 4.5%, 1/15/2043		1,098,702	235,949
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040		48,065	4,054
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043		375,888	80,511
"A", Series 172, Interest Only, 6.5%, 1/1/2024		8,172	1,161
"C22", Series 324, Interest Only, 6.5%, 4/15/2039		513,166	129,815
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026		73,636	4,030
"IB", Series 2013-35, Interest Only, 3.0%, 4/25/2033		547,015	74,460
"Z", Series 2013-44, 3.0%, 5/25/2043		95,722	89,351
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024		40,764	480
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025		92,362	664
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043		1,161,580	219,754
"4", Series 406, Interest Only, 4.0%, 9/25/2040		222,551	43,350
"25", Series 351, Interest Only, 4.5%, 5/25/2019		21,417	468
"21", Series 334, Interest Only, 5.0%, 3/25/2018		1,202	3
"20", Series 334, Interest Only, 5.0%, 3/25/2018		1,749	5
''23", Series 339, Interest Only, 5.0%, 6/25/2018		3,366	22
"26", Series 381, Interest Only, 5.0%, 12/25/2020		11,410	521
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046		1,004,220	203,337
"30", Series 381, Interest Only, 5.5%, 11/25/2019		53,558	1,965
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024		1,464,906	95,453
"UI", Series 2010-126, Interest Only, 5.5%, 10/25/2040		403,273	82,830
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044		523,730	120,900
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046		446,818	100,308
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040		77,355	4,078
"101", Series 383, Interest Only, 6.5%, 9/25/2022		349,615	34,922
Government National Mortgage Association:
"PB", Series 2012-90, 2.5%, 7/20/2042		515,988	464,045
"ZB", Series 2016-161, 3.0%, 11/20/2046		925,096	858,750
"JI", Series 2013-10, Interest Only, 3.5%, 1/20/2043		527,485	105,064
"ID", Series 2013-70, Interest Only, 3.5%, 5/20/2043		253,875	46,137
"BI", Series 2014-22, Interest Only, 4.0%, 2/20/2029		464,410	45,908
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040		999,943	74,329
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		289,804	38,126
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018		20,135	326
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037		28,368	159
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038		1,251,588	81,794
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		231,642	39,243
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040		288,189	34,692
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		157,676	28,385
"GZ", Series 2005-24, 5.0%, 3/20/2035		625,050	738,352
"MZ", Series 2009-98, 5.0%, 10/16/2039		1,261,740	1,530,951
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023		21,720	559
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033		355,236	69,059
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038		87,697	15,870
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042		212,895	51,767
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038		134,514	21,896
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		35,988	9,214
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027		292,096	63,018
Total Collateralized Mortgage Obligations (Cost $6,769,481)			7,345,126
Commercial Mortgage-Backed Securities 1.6%
Fannie Mae Grantor Trust, "A", Series 2017-T1, 2.898%, 6/25/2027		499,893	497,762
FHLMC Multifamily Structured Pass-Through Securities, "X1", Series K055, Interest Only, 1.502% *, 3/25/2026		2,486,282	235,385
Total Commercial Mortgage-Backed Securities (Cost $735,829)			733,147
Corporate Bonds 3.3%
Financials
Bank of Montreal, 144A, 2.5%, 1/11/2022		500,000	502,657
National Australia Bank Ltd., 144A, 2.4%, 12/7/2021		1,000,000	1,003,638
Total Corporate Bonds (Cost $1,496,265)			1,506,295
Government & Agency Obligations 14.9%
Other Government Related (c) 2.3%
European Financial Stability Facility, REG S, 1.25%, 5/24/2033	EUR	891,000	1,048,876
Sovereign Bonds 2.7%
French Republic Government Bond OAT, 144A, REG S, 1.75%, 5/25/2066	EUR	370,262	405,194
Government of Canada, 2.75%, 12/1/2064	CAD	383,000	331,263
Kingdom of Sweden, Series 1053, 3.5%, 3/30/2039	SEK	3,090,000	506,513
			1,242,970
U.S. Treasury Obligations 9.9%
U.S. Treasury Inflation-Indexed Bond, 0.875%, 2/15/2047		367,198	361,862
U.S. Treasury Notes:
0.75%, 10/31/2017 (d)		3,000,000	2,999,310
1.75%, 5/31/2022		1,150,000	1,142,498
			4,503,670
Total Government & Agency Obligations (Cost $6,776,300)			6,795,516
Short-Term U.S. Treasury Obligation 1.9%
U.S. Treasury Bill, 1.18% **, 8/16/2018 (e) (Cost $869,501)		880,000	870,099
		Shares	Value ($)
Cash Equivalents 2.5%
Deutsche Central Cash Management Government Fund, 1.06% (f) (Cost $1,114,924)		1,114,924	1,114,924
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $65,736,807)		145.8	66,278,051
Other Assets and Liabilities, Net		(45.8)	(20,817,899)
Net Assets		100.0	45,460,152

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued, delayed delivery or forward commitment securities included.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At September 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	At September 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year Australian Bond	AUD	12/15/2017	15	1,528,114	1,494,774	(33,340)
10 Year U.S. Treasury Note	USD	12/19/2017	14	1,769,277	1,754,375	(14,902)
Total unrealized depreciation						(48,242)

At September 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
5 Year U.S. Treasury Note	USD	12/29/2017	1	118,139	117,500	639
Euro-BUXL 30 Year German Government Bond	EUR	12/7/2017	3	593,546	578,871	14,675
Euro-OAT French Government Bond	EUR	12/7/2017	20	3,698,788	3,667,200	31,588
U.S. Treasury Long Bond	USD	12/19/2017	5	776,083	764,063	12,020
Ultra 10 Year U.S. Treasury Note	USD	12/19/2017	15	2,021,706	2,014,922	6,784
Ultra Long U.S. Treasury Bond	USD	12/19/2017	5	824,521	825,625	(1,104)
Total net unrealized appreciation						64,602

At September 30, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Upfront Payments Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 1.698% SemiAnnually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2019	5,700,000	USD	—	11,707	11,707
Fixed — 0.228% Annually	Floating — 3-Month STIBOR Quarterly	7/18/2017 7/18/2021	16,600,000	SEK	—	(2,969)	(2,969)
Fixed — 2.45% SemiAnnually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2032	1,100,000	USD	—	(162)	(162)
Fixed — 2.522% SemiAnnually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2037	700,000	USD	—	(1,031)	(1,031)
Fixed — 2.518% SemiAnnually	Floating — 3-Month CDOR SemiAnnually	7/11/2017 7/11/2047	737,893	CAD	21	16,132	16,111
Floating — 3-Month CDOR SemiAnnually	Fixed — 1.805% SemiAnnually	7/11/2022 7/11/2022	3,352,839	CAD	(43)	(35,148)	(35,105)
Floating — 3-Month LIBOR Quarterly	Fixed — 2.5% SemiAnnually	12/20/2017 12/20/2027	700,000	USD	26,772	11,874	(14,898)
Total net unrealized depreciation						(26,347)

CDOR: Canadian Dollar Offered Rate; 3-Month CDOR rate at September 30, 2017 is 1.42%.
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at September 30, 2017 is 1.33%.
STIBOR: Stockholm Interbank Offered Rate; 3-Month STIBOR rate at September 30, 2017 is -0.47%.

At September 30, 2017, open total return swap contracts were as follows:

Bilateral Swaps
Pay/Receive Return of the Reference Index	Fixed Cash Flows Received/ Frequency	Counterparty/ Expiration Date	Notional Amount	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

Markit IOS INDEX FN30.400.10	4.0%/ Monthly	Goldman Sachs & Co. 1/12/2041	419,623	USD	2,791	—	2,791

As of September 30, 2017, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,013,123	GBP	771,027	10/5/2017	20,229	Citigroup, Inc.
NZD	1,384,012	JPY	113,203,185	10/13/2017	7,265	Australia and New Zealand Banking Group Ltd.
NOK	3,982,359	USD	500,794	10/31/2017	438	JPMorgan Chase Securities, Inc.
NZD	671,194	USD	496,351	11/8/2017	11,929	Australia and New Zealand Banking Group Ltd.
EUR	398,302	USD	479,078	12/1/2017	6,748	Toronto-Dominion Bank
Total unrealized appreciation					46,609
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	771,027	USD	1,000,500	10/5/2017	(32,852)	Toronto-Dominion Bank
EUR	879,000	USD	1,008,859	10/5/2017	(30,314)	Citigroup, Inc.
JPY	113,196,957	NZD	1,384,012	10/13/2017	(7,210)	Australia and New Zealand Banking Group Ltd.
SEK	4,185,000	USD	505,325	10/18/2017	(9,018)	Danske Bank AS
USD	389,785	CAD	475,000	10/19/2017	(9,045)	Canadian Imperial Bank of Commerce
CAD	475,000	USD	376,776	10/19/2017	(3,964)	HSBC Holdings PLC
EUR	348,000	USD	401,600	10/24/2017	(10,244)	HSBC Holdings PLC
USD	500,447	NOK	3,982,359	10/31/2017	(91)	JPMorgan Chase Securities, Inc.
USD	484,609	NZD	671,194	11/8/2017	(186)	Australia and New Zealand Banking Group Ltd.
CAD	445,000	USD	352,962	11/30/2017	(3,818)	Citigroup, Inc.
USD	473,063	EUR	398,302	12/1/2017	(733)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(107,475)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Mortgage-Backed Securities Pass-Throughs	$—	$46,986,472	$—	$46,986,472
Asset-Backed	—	926,472	—	926,472
Collateralized Mortgage Obligations	—	7,345,126	—	7,345,126
Commercial Mortgage-Backed Security	—	733,147	—	733,147
Corporate Bonds	—	1,506,295	—	1,506,295
Government & Agency Obligations	—	6,795,516	—	6,795,516
Short-Term U.S. Treasury Obligations	—	870,099	—	870,099
Short-Term Investments	1,114,924	—	—	1,114,924
Derivatives (h)
Futures Contracts	65,706	—	—	65,706
Interest Rate Swap Contracts	—	27,818	—	27,818
Total Return Swap Contracts		2,791		2,791
Forward Foreign Currency Contracts	—	46,609	—	46,609
Total	$1,180,630	$65,240,345	$—	$66,420,975
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(49,346)	$—	$—	$(49,346)
Interest Rate Swap Contracts	—	(54,165)	—	(54,165)
Forward Foreign Currency Contracts	—	(107,475)	—	(107,475)
Total	$(49,346)	$(161,640)	$—	$(210,986)

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, total return swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ (60,866)
Interest Rate Contracts	$ 16,360	$ (26,347)	$ —
Total Return Swap Contracts	$ —	$ 2,791	$ —

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche High Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 92.8%
Consumer Discretionary 25.4%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024		280,000	280,980
144A, 5.0%, 10/15/2025		265,000	268,286
144A, 5.0%, 10/15/2025 (b)		350,000	354,340
Adient Global Holdings Ltd.:
REG S, 3.5%, 8/15/2024	EUR	390,000	477,074
144A, 4.875%, 8/15/2026		340,000	347,650
Allison Transmission, Inc., 144A, 4.75%, 10/1/2027		135,000	136,013
Ally Financial, Inc., 5.75%, 11/20/2025 (c)		150,000	162,630
Altice Financing SA:
144A, 6.5%, 1/15/2022		200,000	208,000
144A, 7.5%, 5/15/2026		785,000	863,500
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		240,000	253,126
AMC Networks, Inc., 4.75%, 8/1/2025		215,000	217,150
American Axle & Manufacturing, Inc.:
144A, 6.25%, 4/1/2025 (c)		150,000	153,000
144A, 6.5%, 4/1/2027 (c)		140,000	141,225
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		885,000	924,825
Ashton Woods U.S.A. LLC:
144A, 6.75%, 8/1/2025		325,000	321,750
144A, 6.875%, 2/15/2021		214,000	218,280
Avantor, Inc., 144A, 6.0%, 10/1/2024 (b)		100,000	102,500
Beazer Homes U.S.A., Inc., 144A, 5.875%, 10/15/2027 (b)		120,000	120,000
Boyd Gaming Corp., 6.875%, 5/15/2023		140,000	149,713
CalAtlantic Group, Inc., 5.0%, 6/15/2027		70,000	70,744
Caleres, Inc., 6.25%, 8/15/2023		110,000	115,088
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024		400,000	380,000
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		230,000	229,206
144A, 5.125%, 5/1/2027		345,000	349,744
144A, 5.5%, 5/1/2026		660,000	683,925
144A, 5.875%, 4/1/2024		235,000	249,394
144A, 5.875%, 5/1/2027		480,000	502,800
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021		602,000	612,535
Clear Channel Worldwide Holdings, Inc.:
Series B, 6.5%, 11/15/2022		365,000	375,950
Series A, 6.5%, 11/15/2022		250,000	256,562
Series A, 7.625%, 3/15/2020		110,000	108,350
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		755,000	785,200
144A, 10.125%, 1/15/2023		400,000	461,500
144A, 10.875%, 10/15/2025		230,000	284,337
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		68,000	72,270
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		435,000	458,653
144A, 6.5%, 6/1/2026		385,000	415,800
Dana, Inc., 5.5%, 12/15/2024		180,000	189,000
DISH DBS Corp.:
5.875%, 7/15/2022		600,000	637,500
5.875%, 11/15/2024		200,000	209,625
6.75%, 6/1/2021		450,000	495,000
Dollar Tree, Inc., 5.25%, 3/1/2020		420,000	431,917
Eldorado Resorts, Inc., 6.0%, 4/1/2025		360,000	378,000
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023 (c)		245,000	261,231
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		165,000	172,013
5.125%, 11/15/2023		165,000	172,631
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		455,000	471,494
144A, 5.25%, 12/15/2023		545,000	551,812
H&E Equipment Services, Inc., 144A, 5.625%, 9/1/2025		90,000	94,950
HD Supply, Inc., 144A, 5.75%, 4/15/2024		120,000	128,400
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		125,000	105,625
Lennar Corp.:
4.125%, 1/15/2022		275,000	283,937
4.75%, 11/15/2022		200,000	211,500
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		195,000	196,463
Mediacom Broadband LLC, 6.375%, 4/1/2023		225,000	234,000
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		160,000	166,000
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	160,619
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		110,000	114,125
Penske Automotive Group, Inc., 5.5%, 5/15/2026		225,000	232,594
PetSmart, Inc., 144A, 5.875%, 6/1/2025		90,000	78,525
Quebecor Media, Inc., 5.75%, 1/15/2023		205,000	222,938
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		70,000	70,700
Sally Holdings LLC, 5.625%, 12/1/2025		195,000	199,875
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		705,000	748,181
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		125,000	126,250
SFR Group SA, 144A, 7.375%, 5/1/2026		840,000	907,200
Sonic Automotive, Inc., 6.125%, 3/15/2027		130,000	133,250
Staples, Inc., 144A, 8.5%, 9/15/2025		150,000	145,875
Suburban Propane Partners LP, 5.75%, 3/1/2025		145,000	143,550
Tesla, Inc., 144A, 5.3%, 8/15/2025		390,000	380,250
Toll Brothers Finance Corp.:
4.875%, 11/15/2025		520,000	541,580
4.875%, 3/15/2027		450,000	464,670
TRI Pointe Group, Inc., 5.25%, 6/1/2027		185,000	188,006
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		400,500	413,516
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		555,000	577,200
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		355,000	356,225
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		200,000	208,250
144A, 5.5%, 8/15/2026		215,000	226,556
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		105,000	108,413
			24,251,546
Consumer Staples 3.1%
B&G Foods, Inc., 5.25%, 4/1/2025		445,000	456,125
Chobani LLC, 144A, 7.5%, 4/15/2025		50,000	54,500
Cott Beverages, Inc., 5.375%, 7/1/2022		445,000	463,912
FAGE International SA, 144A, 5.625%, 8/15/2026		420,000	436,800
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		496,000	495,380
JBS U.S.A. LUX SA, 144A, 5.75%, 6/15/2025		290,000	288,913
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		70,000	72,275
144A, 5.875%, 9/30/2027		210,000	214,463
Post Holdings, Inc.:
144A, 5.5%, 3/1/2025		130,000	134,875
144A, 5.75%, 3/1/2027		300,000	309,000
			2,926,243
Energy 17.4%
Antero Midstream Partners LP, 5.375%, 9/15/2024		170,000	175,950
Antero Resources Corp.:
5.375%, 11/1/2021		250,000	256,562
5.625%, 6/1/2023		60,000	62,550
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		405,000	420,187
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (c)		115,000	116,725
8.25%, 7/15/2025		140,000	152,075
Cheniere Corpus Christi Holdings LLC:
144A, 5.125%, 6/30/2027		565,000	581,950
5.875%, 3/31/2025		225,000	242,156
7.0%, 6/30/2024		650,000	741,000
Cheniere Energy Partners LP, 144A, 5.25%, 10/1/2025		205,000	209,612
Chesapeake Energy Corp.:
144A, 8.0%, 12/15/2022		230,000	247,825
144A, 8.0%, 1/15/2025 (b)		230,000	232,300
144A, 8.0%, 6/15/2027 (c)		435,000	430,650
Continental Resources, Inc.:
3.8%, 6/1/2024		400,000	386,000
4.5%, 4/15/2023		350,000	350,875
5.0%, 9/15/2022		568,000	577,230
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		170,000	173,613
6.25%, 4/1/2023		400,000	412,500
Diamondback Energy, Inc., 4.75%, 11/1/2024		170,000	173,400
Energy Transfer Equity LP, 5.5%, 6/1/2027		580,000	610,450
Extraction Oil & Gas, Inc., 144A, 7.375%, 5/15/2024		95,000	98,800
Genesis Energy LP, 6.5%, 10/1/2025		420,000	415,275
Gulfport Energy Corp.:
6.0%, 10/15/2024		85,000	85,638
6.375%, 5/15/2025		140,000	141,750
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		145,000	142,100
144A, 5.75%, 10/1/2025		335,000	338,769
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		310,000	325,112
Jonah Energy LLC, 144A, 7.25%, 10/15/2025 (b)		130,000	131,138
Laredo Petroleum, Inc.:
5.625%, 1/15/2022		100,000	100,750
6.25%, 3/15/2023 (c)		295,000	303,850
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		295,000	257,387
144A, 6.5%, 1/15/2025 (c)		324,000	316,305
Murphy Oil Corp., 5.75%, 8/15/2025		155,000	159,635
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		90,000	96,750
Nabors Industries, Inc., 5.5%, 1/15/2023 (c)		100,000	98,000
Newfield Exploration Co., 5.375%, 1/1/2026		335,000	352,169
NGPL PipeCo LLC, 144A, 4.875%, 8/15/2027		395,000	413,901
NuStar Logistics LP, 5.625%, 4/28/2027		326,000	343,930
Oasis Petroleum, Inc.:
6.875%, 3/15/2022 (c)		200,000	203,500
6.875%, 1/15/2023		80,000	81,200
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		75,000	76,219
144A, 5.375%, 1/15/2025		120,000	122,550
PDC Energy, Inc., 6.125%, 9/15/2024		210,000	219,450
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022		30,000	30,975
144A, 6.375%, 3/31/2025		245,000	251,737
Range Resources Corp.:
4.875%, 5/15/2025		175,000	172,375
144A, 5.0%, 8/15/2022		350,000	349,562
144A, 5.875%, 7/1/2022		195,000	201,337
Rice Energy, Inc., 7.25%, 5/1/2023		250,000	269,375
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/2025 (b)		110,000	110,825
Southwestern Energy Co., 7.75%, 10/1/2027		300,000	311,250
Summit Midstream Holdings LLC, 5.75%, 4/15/2025		85,000	86,275
Sunoco LP:
5.5%, 8/1/2020		130,000	133,900
6.375%, 4/1/2023		590,000	626,875
Targa Resources Partners LP, 5.375%, 2/1/2027		460,000	478,975
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		70,000	65,450
Weatherford International Ltd.:
4.5%, 4/15/2022 (c)		330,000	306,900
8.25%, 6/15/2023 (c)		100,000	103,000
144A, 9.875%, 2/15/2024 (c)		155,000	170,500
Whiting Petroleum Corp.:
5.0%, 3/15/2019		140,000	140,042
5.75%, 3/15/2021 (c)		395,000	388,087
WildHorse Resource Development Corp., 144A, 6.875%, 2/1/2025		70,000	69,913
WPX Energy, Inc.:
5.25%, 9/15/2024		200,000	200,500
6.0%, 1/15/2022 (c)		300,000	310,125
7.5%, 8/1/2020		101,000	109,838
8.25%, 8/1/2023		295,000	330,769
			16,596,373
Financials 0.6%
CSTN Merger Sub, Inc., 144A, 6.75%, 8/15/2024		170,000	169,575
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		105,000	110,513
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		170,000	171,700
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		105,000	106,050
			557,838
Health Care 5.0%
Alere, Inc., 144A, 6.375%, 7/1/2023		185,000	199,338
Endo Dac, 144A, 6.0%, 7/15/2023		195,000	160,875
HCA, Inc.:
4.5%, 2/15/2027		503,000	514,317
4.75%, 5/1/2023		500,000	527,500
5.25%, 6/15/2026		385,000	414,837
5.875%, 2/15/2026		260,000	279,175
Hill-Rom Holdings, Inc., 144A, 5.0%, 2/15/2025		105,000	108,675
Hologic, Inc., 144A, 5.25%, 7/15/2022		90,000	94,500
LifePoint Health, Inc., 5.5%, 12/1/2021		125,000	129,141
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023 (c)		135,000	126,056
Tenet Healthcare Corp., 144A, 5.125%, 5/1/2025		140,000	138,075
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		365,000	364,544
144A, 5.875%, 5/15/2023		235,000	207,681
144A, 6.125%, 4/15/2025		205,000	179,631
144A, 6.5%, 3/15/2022		145,000	153,338
144A, 7.0%, 3/15/2024		350,000	373,657
144A, 7.5%, 7/15/2021		750,000	748,125
West Street Merger Sub, Inc., 144A, 6.375%, 9/1/2025		95,000	94,525
			4,813,990
Industrials 6.5%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		315,000	304,762
144A, 6.0%, 10/15/2022		265,000	256,387
Booz Allen Hamilton, Inc., 144A, 5.125%, 5/1/2025		35,000	35,350
Covanta Holding Corp.:
5.875%, 3/1/2024		220,000	218,350
5.875%, 7/1/2025		120,000	118,050
DAE Funding LLC:
144A, 4.5%, 8/1/2022		13,000	13,323
144A, 5.0%, 8/1/2024		35,000	35,875
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022		115,000	119,600
Koppers, Inc., 144A, 6.0%, 2/15/2025		295,000	317,125
Masonite International Corp., 144A, 5.625%, 3/15/2023		270,000	282,568
Moog, Inc., 144A, 5.25%, 12/1/2022		165,000	172,013
Novelis Corp.:
144A, 5.875%, 9/30/2026		315,000	319,725
144A, 6.25%, 8/15/2024		195,000	203,327
Oshkosh Corp., 5.375%, 3/1/2025		25,000	26,500
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023		600,000	599,166
144A, 5.25%, 8/15/2022		250,000	260,000
144A, 5.5%, 2/15/2024		335,000	351,750
Ply Gem Industries, Inc., 6.5%, 2/1/2022		506,000	527,890
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		25,000	27,589
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		130,000	137,475
Summit Materials LLC:
144A, 5.125%, 6/1/2025		40,000	41,216
6.125%, 7/15/2023		275,000	290,125
8.5%, 4/15/2022		95,000	106,875
Tennant Co., 144A, 5.625%, 5/1/2025		40,000	41,500
United Rentals North America, Inc.:
4.875%, 1/15/2028		425,000	427,125
5.5%, 5/15/2027		170,000	181,263
5.875%, 9/15/2026		233,000	253,096
USG Corp., 144A, 4.875%, 6/1/2027		230,000	240,063
WESCO Distribution, Inc., 5.375%, 6/15/2024		190,000	200,450
Wrangler Buyer Corp., 144A, 6.0%, 10/1/2025		85,000	86,488
			6,195,026
Information Technology 3.9%
Cardtronics, Inc.:
5.125%, 8/1/2022		145,000	149,712
144A, 5.5%, 5/1/2025		255,000	260,869
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		290,000	295,800
Dell International LLC:
144A, 5.875%, 6/15/2021		150,000	156,813
144A, 7.125%, 6/15/2024 (c)		300,000	331,448
First Data Corp., 144A, 7.0%, 12/1/2023		525,000	560,595
Gartner, Inc., 144A, 5.125%, 4/1/2025		85,000	89,675
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		170,000	177,862
Match Group, Inc., 6.375%, 6/1/2024		120,000	130,650
Netflix, Inc.:
144A, 4.375%, 11/15/2026		250,000	250,860
5.875%, 2/15/2025		165,000	180,469
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		155,000	147,637
Symantec Corp., 144A, 5.0%, 4/15/2025		220,000	230,039
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		215,000	217,553
Western Digital Corp.:
144A, 7.375%, 4/1/2023		350,000	383,425
10.5%, 4/1/2024		168,000	197,400
			3,760,807
Materials 15.0%
AK Steel Corp.:
6.375%, 10/15/2025		505,000	498,687
7.0%, 3/15/2027 (c)		865,000	881,219
7.5%, 7/15/2023		200,000	217,500
Alpha 3 BV, 144A, 6.25%, 2/1/2025		200,000	203,500
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		640,000	677,600
144A, 7.25%, 5/15/2024		290,000	318,092
Ball Corp., 4.375%, 12/15/2020		110,000	115,500
Berry Global, Inc., 5.5%, 5/15/2022		435,000	454,031
BWAY Holding Co., 144A, 5.5%, 4/15/2024		490,000	512,050
Cascades, Inc., 144A, 5.5%, 7/15/2022		145,000	150,438
Chemours Co.:
5.375%, 5/15/2027		295,000	306,062
6.625%, 5/15/2023		265,000	281,894
7.0%, 5/15/2025		80,000	88,600
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		175,000	174,125
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	150,000	180,428
144A, 5.75%, 5/15/2024		250,000	250,000
144A, 6.625%, 3/1/2025		250,000	255,938
144A, 7.875%, 4/1/2021 (c)		500,000	530,000
FMG Resources (August 2006) Pty Ltd., 144A, 5.125%, 5/15/2024		140,000	141,750
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		330,000	324,948
3.875%, 3/15/2023 (c)		300,000	295,500
4.0%, 11/14/2021		250,000	251,250
5.4%, 11/14/2034		220,000	210,100
5.45%, 3/15/2043		170,000	158,844
6.875%, 2/15/2023		200,000	218,000
Hexion, Inc.:
6.625%, 4/15/2020		320,000	286,400
144A, 10.375%, 2/1/2022		55,000	52,800
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		245,000	260,925
144A, 7.625%, 1/15/2025		70,000	75,776
Huntsman International LLC, 4.25%, 4/1/2025	EUR	150,000	202,974
Kaiser Aluminum Corp., 5.875%, 5/15/2024		200,000	214,000
Mercer International, Inc., 6.5%, 2/1/2024		150,000	156,000
Multi-Color Corp., 144A, 4.875%, 11/1/2025 (b)		50,000	50,548
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		505,000	511,312
144A, 5.25%, 6/1/2027		330,000	333,300
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		250,000	258,300
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		400,000	417,440
144A, 7.0%, 7/15/2024		45,000	47,925
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		115,000	122,331
144A, 5.125%, 12/1/2024		55,000	59,194
Teck Resources Ltd.:
3.75%, 2/1/2023		400,000	405,080
4.75%, 1/15/2022		759,000	802,407
6.125%, 10/1/2035		450,000	504,000
6.25%, 7/15/2041		450,000	508,194
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		135,000	138,375
United States Steel Corp.:
6.875%, 8/15/2025		405,000	414,112
144A, 8.375%, 7/1/2021		510,000	563,550
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		90,000	97,650
144A, 5.625%, 10/1/2024		170,000	186,788
			14,365,437
Real Estate 1.9%
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024		125,000	131,563
144A, (REIT), 5.375%, 3/15/2027		155,000	166,237
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		505,000	515,100
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027		220,000	223,300
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.5%, 1/15/2028		150,000	151,320
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027		200,000	205,000
(REIT), 5.25%, 8/1/2026		50,000	51,625
(REIT), 6.375%, 3/1/2024		235,000	253,506
VEREIT Operating Partnership LP, (REIT), 4.875%, 6/1/2026		85,000	91,006
			1,788,657
Telecommunication Services 10.7%
CenturyLink, Inc.:
Series W, 6.75%, 12/1/2023		250,000	252,897
Series Y, 7.5%, 4/1/2024 (c)		235,000	243,274
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		140,000	140,350
Digicel Ltd., 144A, 6.75%, 3/1/2023		390,000	382,200
Frontier Communications Corp.:
6.25%, 9/15/2021		640,000	526,208
7.125%, 1/15/2023		605,000	464,338
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		230,000	261,170
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		300,000	288,750
144A, 8.0%, 2/15/2024		452,000	485,900
144A, 9.75%, 7/15/2025		260,000	262,600
SoftBank Group Corp., REG S, 6.0%, 7/30/2025		430,000	461,338
Sprint Capital Corp.:
6.875%, 11/15/2028		120,000	134,400
8.75%, 3/15/2032		325,000	415,594
Sprint Communications, Inc., 7.0%, 8/15/2020		175,000	191,209
Sprint Corp.:
7.125%, 6/15/2024		1,745,000	1,963,125
7.625%, 2/15/2025		375,000	430,078
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		449,000	476,501
6.375%, 3/1/2025		497,000	535,120
6.5%, 1/15/2026		15,000	16,556
Telecom Italia Capital SA, 7.2%, 7/18/2036		225,000	277,864
Telesat Canada, 144A, 8.875%, 11/15/2024		180,000	202,725
ViaSat, Inc., 144A, 5.625%, 9/15/2025		75,000	75,473
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		195,000	201,848
Zayo Group LLC:
144A, 5.75%, 1/15/2027		575,000	609,500
6.0%, 4/1/2023		530,000	559,812
6.375%, 5/15/2025		386,000	415,965
			10,274,795
Utilities 3.3%
AmeriGas Partners LP:
5.5%, 5/20/2025		325,000	333,937
5.75%, 5/20/2027		305,000	311,862
Calpine Corp., 5.75%, 1/15/2025		60,000	56,625
Dynegy, Inc.:
7.375%, 11/1/2022		270,000	281,138
7.625%, 11/1/2024		105,000	108,806
144A, 8.125%, 1/30/2026		110,000	113,300
NextEra Energy Operating Partners LP:
144A, 4.25%, 9/15/2024		135,000	137,869
144A, 4.5%, 9/15/2027		160,000	163,000
NGL Energy Partners LP, 5.125%, 7/15/2019		190,000	190,000
NRG Energy, Inc.:
6.25%, 7/15/2022		1,000,000	1,050,000
6.625%, 1/15/2027		360,000	377,100
7.875%, 5/15/2021		20,000	20,575
			3,144,212
Total Corporate Bonds (Cost $85,614,269)			88,674,924
Government & Agency Obligation 1.2%
U.S. Treasury Obligation
U.S. Treasury Note, 0.75%, 10/31/2017 (Cost $1,100,042)		1,100,000	1,099,747
Convertible Bonds 1.5%
Consumer Discretionary 0.0%
DISH Network Corp., 144A, 2.375%, 3/15/2024		45,000	44,719
Materials 1.5%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (d)		1,480,732	1,767,698
Total Convertible Bonds (Cost $1,517,235)			1,812,417
		Shares	Value ($)
Common Stocks 0.1%
Industrials 0.0%
Quad Graphics, Inc.		249	5,630
Materials 0.1%
GEO Specialty Chemicals, Inc.*(d)		144,027	66,008
GEO Specialty Chemicals, Inc. 144A*(d)		2,206	1,011
			67,019
Total Common Stocks (Cost $292,150)			72,649
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029*(d) (Cost $244,286)		1,100	22,072
Securities Lending Collateral 5.5%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (e) (f) (Cost $5,254,315)		5,254,315	5,254,315
Cash Equivalents 3.8%
Deutsche Central Cash Management Government Fund, 1.06% (e) (Cost $3,640,368)		3,640,368	3,640,368
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $97,662,665)		104.9	100,576,492
Other Assets and Liabilities, Net		(4.9)	(4,716,831)
Net Assets		100.0	95,859,661

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $5,059,368, which is 5.3% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
As of September 30, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	750,361	USD	884,581	10/31/2017	(3,734)	Citigroup, Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$88,674,924	$—	$88,674,924
Government & Agency Obligation	—	1,099,747	—	1,099,747
Convertible Bonds	—	44,719	1,767,698	1,812,417
Common Stocks	5,630	—	67,019	72,649
Warrant	—	—	22,072	22,072
Short-Term Investments (ag)	8,894,683	—	—	8,894,683
Total	$8,900,313	$89,819,390	$1,856,789	$100,576,492
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(3,734)	$—	$(3,734)
Total	$—	$(3,734)	$—	$(3,734)

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bond	Common Stocks	Warrants	Total
Balance as of December 31, 2016	$1,459,104	$57,426	$4,994	$1,521,524
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	247,322	9,593	17,078	273,993
Amortization premium/discount	6,977	—	—	6,977
Purchases	54,295	—	—	54,295
(Sales)	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of September 30, 2017	$1,767,698	$67,019	$22,072	$1,856,789
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2017	$247,322	$9,593	$17,078	$273,993

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Materials	$67,019	Market Approach	EV/EBITDA Multiple	6.13%
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	20%
Warrants
Materials	$22,072	Black Scholes Option Pricing Model	Implied Volatility	20.46%
			Illiquidity Discount	20%
Convertible Bonds
Materials	$1,767,698	Convertible Bond Methodology	EV/EBITDA Multiple	6.13%
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	20%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments and Convertible Notes include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (3,734)

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche CROCI® U.S. VIP

	Shares	Value ($)
Common Stocks 99.7%
Consumer Discretionary 22.3%
Automobiles 2.8%
General Motors Co.	159,905	6,456,964
Distributors 2.8%
Genuine Parts Co.	68,281	6,531,078
Household Durables 5.2%
D.R. Horton, Inc.	158,258	6,319,242
Garmin Ltd.	109,832	5,927,633
		12,246,875
Media 11.5%
CBS Corp. "B"	86,006	4,988,348
Discovery Communications, Inc. "A"* (a)	251,335	5,350,922
Time Warner, Inc.	55,302	5,665,690
Twenty-First Century Fox, Inc. "A"	205,328	5,416,552
Walt Disney Co.	55,110	5,432,193
		26,853,705
Consumer Staples 9.4%
Beverages 4.6%
Coca-Cola Co.	123,586	5,562,606
PepsiCo, Inc.	47,748	5,320,559
		10,883,165
Food & Staples Retailing 2.4%
Wal-Mart Stores, Inc.	70,413	5,502,072
Household Products 2.4%
Procter & Gamble Co.	60,824	5,533,768
Financials 15.1%
Banks 10.2%
Citigroup, Inc.	84,456	6,143,329
JPMorgan Chase & Co.	61,695	5,892,489
U.S. Bancorp.	108,767	5,828,824
Wells Fargo & Co.	107,797	5,945,005
		23,809,647
Capital Markets 2.4%
Bank of New York Mellon Corp.	106,926	5,669,216
Consumer Finance 2.5%
Capital One Financial Corp.	69,347	5,870,917
Health Care 18.3%
Biotechnology 10.9%
AbbVie, Inc.	78,548	6,979,775
Amgen, Inc.	33,027	6,157,884
Biogen, Inc.*	19,565	6,126,193
Gilead Sciences, Inc.	76,515	6,199,246
		25,463,098
Pharmaceuticals 7.4%
Johnson & Johnson	42,035	5,464,970
Merck & Co., Inc.	90,365	5,786,071
Pfizer, Inc.	169,880	6,064,716
		17,315,757
Industrials 10.0%
Aerospace & Defense 4.9%
Raytheon Co.	31,476	5,872,792
United Technologies Corp.	48,814	5,666,329
		11,539,121
Industrial Conglomerates 2.5%
Honeywell International, Inc.	41,163	5,834,444
Machinery 2.6%
Illinois Tool Works, Inc.	41,163	6,090,477
Information Technology 12.5%
Communications Equipment 2.6%
Cisco Systems, Inc.	179,857	6,048,591
IT Services 5.0%
Amdocs Ltd.	89,492	5,756,125
International Business Machines Corp.	40,098	5,817,418
		11,573,543
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	162,036	6,170,331
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	35,255	5,433,501
Materials 5.1%
Chemicals
LyondellBasell Industries NV "A"	63,148	6,254,809
Monsanto Co.	48,136	5,767,656
		12,022,465
Utilities 7.0%
Electric Utilities 4.7%
Edison International	70,509	5,441,179
PPL Corp.	144,989	5,502,333
		10,943,512
Multi-Utilities 2.3%
DTE Energy Co.	50,847	5,458,934
Total Common Stocks (Cost $214,096,721)		233,251,181
Securities Lending Collateral 0.6%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (b) (c) (Cost $1,357,400)	1,357,400	1,357,400
Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 1.06% (b) (Cost $730,218)	730,218	730,218
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $216,184,339)	100.6	235,338,799
Other Assets and Liabilities, Net	(0.6)	(1,374,410)
Net Assets	100.0	233,964,389

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $1,313,593, which is 0.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$233,251,181	$—	$—	$233,251,181
Short-Term Investments (d)	2,087,618	—	—	2,087,618
Total	$235,338,799	$—	$—	$235,338,799

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Government Money Market VIP

	Principal Amount ($)	Value ($)
Government & Agency Obligations 68.5%
U.S. Government Sponsored Agencies 51.3%
Federal Farm Credit Bank:
0.75% **, 10/5/2017	1,500,000	1,499,877
1-month LIBOR minus 0.180%, 1.052% *, 3/2/2018	1,000,000	1,000,000
1-month LIBOR minus 0.115%, 1.122% *, 7/23/2018	1,500,000	1,499,949
1-month LIBOR minus 0.065%, 1.171% *, 7/20/2018	1,200,000	1,200,000
1-month LIBOR plus 0.040%, 1.275% *, 1/10/2019	500,000	500,451
3-month Treasury Money Market Yield plus 0.280%, 1.333% *, 11/13/2018	1,500,000	1,500,000
Federal Home Loan Bank:
0.76% **, 11/2/2017	500,000	499,667
3-month LIBOR minus 0.380%, 0.931% *, 2/9/2018	2,000,000	2,000,000
0.953% **, 10/31/2017	800,000	799,373
0.968% **, 10/13/2017	1,200,000	1,199,618
0.968% **, 10/20/2017	2,000,000	1,998,992
1.004% **, 10/20/2017	650,000	649,660
1-month LIBOR minus 0.180%, 1.052% *, 2/2/2018	1,500,000	1,500,000
1.053% **, 11/17/2017	1,000,000	998,644
1.06% **, 12/8/2017	500,000	499,013
1-month LIBOR minus 0.170%, 1.067% *, 2/1/2018	3,000,000	3,000,000
1-month LIBOR minus 0.170%, 1.067% *, 2/1/2018	1,500,000	1,500,000
1-month LIBOR minus 0.165%, 1.072% *, 1/23/2018	1,000,000	999,999
1-month LIBOR minus 0.160%, 1.072% *, 2/8/2018	1,000,000	999,981
1.073% **, 10/18/2017	2,000,000	1,999,001
1-month LIBOR minus 0.160%, 1.074% *, 12/18/2017	1,000,000	1,000,000
1.08% **, 12/14/2017	750,000	748,358
1.095% **, 10/27/2017	1,000,000	999,220
1.095% **, 11/6/2017	1,000,000	998,920
1-month LIBOR minus 0.135%, 1.099% *, 5/17/2018	2,500,000	2,500,000
1-month LIBOR minus 0.125%, 1.111% *, 8/20/2018	2,000,000	2,000,000
1-month LIBOR minus 0.080%, 1.152% *, 2/4/2019	800,000	800,000
1.156% **, 1/31/2018	1,000,000	996,137
3-month LIBOR minus 0.160%, 1.156% *, 5/30/2018	1,000,000	1,000,000
3-month LIBOR minus 0.160%, 1.157% *, 2/26/2018	1,000,000	1,000,169
1-month LIBOR minus 0.025%, 1.207% *, 3/8/2018	750,000	750,000
Federal Home Loan Mortgage Corp.:
0.7% **, 10/2/2017	1,500,000	1,499,971
3-month LIBOR minus 0.350%, 0.973% *, 12/22/2017	750,000	750,000
1.014% **, 10/23/2017	1,500,000	1,499,083
3-month LIBOR minus 0.280%, 1.029% *, 8/10/2018	500,000	500,000
3-month LIBOR minus 0.250%, 1.054% *, 10/10/2018	1,000,000	1,000,000
1-month LIBOR minus 0.170%, 1.067% *, 6/14/2018	1,000,000	1,000,000
1.095% **, 2/6/2018	1,200,000	1,195,392
3-month LIBOR minus 0.200%, 1.115% *, 2/22/2018	1,000,000	1,000,000
1.125% **, 2/20/2018	1,500,000	1,493,433
1-month LIBOR minus 0.080%, 1.157% *, 2/14/2019	2,000,000	2,000,000
3-month LIBOR minus 0.080%, 1.246% *, 12/21/2017	4,500,000	4,500,000
Federal National Mortgage Association:
1.075% **, 10/23/2017	1,000,000	999,352
3-month LIBOR minus 0.030%, 1.275% *, 1/11/2018	1,500,000	1,501,337

Financing Corp.:
0.794% **, 10/6/2017	1,816,000	1,815,802
1.092% **, 10/6/2017	4,394,000	4,393,342
1.131% **, 11/30/2017	1,145,000	1,142,872
		64,927,613
U.S. Treasury Obligations 17.2%
U.S. Treasury Bills:
1.019% **, 10/19/2017	966,000	965,515
1.029% **, 11/9/2017	500,000	499,450
1.039% **, 10/5/2017	1,000,000	999,886
1.04% **, 10/5/2017	1,000,000	999,886
1.047% **, 10/5/2017	1,000,000	999,885
1.118% **, 2/22/2018	2,000,000	1,991,176
1.151% **, 3/8/2018	2,500,000	2,487,547
1.156% **, 3/15/2018	1,000,000	994,775
U.S. Treasury Floating Rate Notes:
3-month Treasury Money Market Yield plus 0.070%, 1.123% *, 4/30/2019	1,000,000	1,000,296
3-month Treasury Money Market Yield plus 0.168%, 1.221% *, 10/31/2017	1,500,000	1,500,236
3-month Treasury Money Market Yield plus 0.170%, 1.223% *, 10/31/2018	300,000	300,571
3-month Treasury Money Market Yield plus 0.190%, 1.243% *, 4/30/2018	2,500,000	2,500,036
3-month Treasury Money Market Yield plus 0.272%, 1.325% *, 1/31/2018	6,500,000	6,504,393
		21,743,652
Total Government & Agency Obligations (Cost $86,671,265)		86,671,265
Repurchase Agreement 29.5%
Wells Fargo Bank, 1.06%, dated 9/29/2017, to be repurchased at $37,303,295 on 10/2/2017 (a) (Cost $37,300,000)	37,300,000	37,300,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $123,971,265)	98.0	123,971,265
Other Assets and Liabilities, Net	2.0	2,489,477
Net Assets	100.0	126,460,742

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of September 30, 2017.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $36,750,465 Federal National Mortgage Association, 3.5%, maturing on 8/1/2047 with a value of $38,046,001.
LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (b)	$—	$86,671,265	$—	$86,671,265
Repurchase Agreement	$—	$37,300,000	$—	$37,300,000
Total	$—	$123,971,265	$—	$123,971,265

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Small Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 97.5%
Consumer Discretionary 16.3%
Auto Components 2.5%
Gentherm, Inc.*	38,010	1,412,071
Tenneco, Inc.	24,482	1,485,323
		2,897,394
Diversified Consumer Services 1.9%
Bright Horizons Family Solutions, Inc.*	14,800	1,275,908
ServiceMaster Global Holdings, Inc.*	20,418	954,133
		2,230,041
Hotels, Restaurants & Leisure 2.2%
Hilton Grand Vacations, Inc.*	26,500	1,023,695
Jack in the Box, Inc.	14,752	1,503,524
		2,527,219
Household Durables 2.9%
Helen of Troy Ltd.*	11,200	1,085,280
iRobot Corp.*	19,594	1,509,913
Newell Brands, Inc.	16,958	723,598
		3,318,791
Media 1.0%
Cinemark Holdings, Inc.	32,894	1,191,092
Specialty Retail 3.9%
Burlington Stores, Inc.*	18,900	1,804,194
The Children's Place, Inc.	13,216	1,561,471
Ulta Salon, Cosmetics & Fragrance, Inc.*	5,069	1,145,898
		4,511,563
Textiles, Apparel & Luxury Goods 1.9%
Carter's, Inc.	12,586	1,242,868
Hanesbrands, Inc.	38,300	943,712
		2,186,580
Consumer Staples 3.7%
Food & Staples Retailing 1.1%
Casey's General Stores, Inc.	11,282	1,234,815
Food Products 1.6%
Hain Celestial Group, Inc.*	32,043	1,318,569
SunOpta, Inc.*	65,026	565,726
		1,884,295
Household Products 1.0%
Spectrum Brands Holdings, Inc.	10,800	1,143,936
Energy 2.1%
Energy Equipment & Services 1.6%
Core Laboratories NV (a)	9,143	902,414
Solaris Oilfield Infrastructure, Inc. "A"*	54,920	957,256
		1,859,670
Oil, Gas & Consumable Fuels 0.5%
Diamondback Energy, Inc.*	5,120	501,555
Financials 5.1%
Banks 3.4%
FCB Financial Holdings, Inc. "A"*	22,121	1,068,444
Pinnacle Financial Partners, Inc.	14,761	988,249
South State Corp.	10,513	946,695
SVB Financial Group*	5,098	953,785
		3,957,173
Capital Markets 1.7%
Lazard Ltd. "A"	21,217	959,433
Moelis & Co. "A"	22,802	981,626
		1,941,059
Health Care 20.2%
Biotechnology 9.0%
Acceleron Pharma, Inc.*	25,000	933,000
Alkermes PLC*	21,168	1,076,181
Axovant Sciences Ltd.* (a)	16,556	113,905
Bluebird Bio, Inc.*	8,876	1,219,119
Clovis Oncology, Inc.*	6,700	552,080
Emergent BioSolutions, Inc.*	8,049	325,582
Heron Therapeutics, Inc.* (a)	65,100	1,051,365
Ligand Pharmaceuticals, Inc.* (a)	14,109	1,920,941
Neurocrine Biosciences, Inc.*	17,815	1,091,703
Retrophin, Inc.*	75,684	1,883,775
TESARO, Inc.* (a)	1,900	245,290
		10,412,941
Health Care Equipment & Supplies 0.8%
Cardiovascular Systems, Inc.*	33,402	940,266
Health Care Providers & Services 7.4%
BioScrip, Inc.* (a)	586,004	1,611,511
Centene Corp.*	8,167	790,321
Molina Healthcare, Inc.*	30,466	2,094,842
Providence Service Corp.*	31,214	1,688,053
RadNet, Inc.*	107,600	1,242,780
Tivity Health, Inc.*	26,800	1,093,440
		8,520,947
Health Care Technology 0.6%
HMS Holdings Corp.*	32,884	653,076
Pharmaceuticals 2.4%
Avadel Pharmaceuticals PLC (ADR)*	84,966	892,143
Medicines Co.*	25,600	948,224
Pacira Pharmaceuticals, Inc.*	25,729	966,124
		2,806,491
Industrials 17.5%
Aerospace & Defense 1.5%
HEICO Corp.	19,652	1,764,946
Airlines 0.9%
JetBlue Airways Corp.*	55,194	1,022,745
Building Products 3.6%
A.O. Smith Corp.	26,752	1,589,871
Allegion PLC	15,592	1,348,240
Fortune Brands Home & Security, Inc.	18,176	1,221,973
		4,160,084
Commercial Services & Supplies 1.2%
Advanced Disposal Services, Inc.*	56,424	1,421,321
Construction & Engineering 0.8%
Primoris Services Corp.	30,510	897,604
Electrical Equipment 0.8%
Atkore International Group, Inc.*	48,282	941,982
Machinery 6.6%
IDEX Corp.	12,700	1,542,669
John Bean Technologies Corp.	6,305	637,435
Kennametal, Inc.	27,870	1,124,276
WABCO Holdings, Inc.*	15,722	2,326,856
Welbilt, Inc.*	87,100	2,007,655
		7,638,891
Trading Companies & Distributors 2.1%
Rush Enterprises, Inc. "A"*	51,565	2,386,944
Information Technology 23.3%
Electronic Equipment, Instruments & Components 6.2%
Belden, Inc.	16,800	1,352,904
Cognex Corp.	25,397	2,800,781
IPG Photonics Corp.*	13,356	2,471,661
Knowles Corp.*	38,500	587,895
		7,213,241
Internet Software & Services 2.3%
CoStar Group, Inc.*	7,227	1,938,643
Five9, Inc.*	30,600	731,340
		2,669,983
IT Services 5.7%
Broadridge Financial Solutions, Inc.	23,570	1,904,927
Cardtronics PLC "A"*	11,877	273,290
Euronet Worldwide, Inc.*	13,000	1,232,270
MAXIMUS, Inc.	13,234	853,593
WEX, Inc.*	9,098	1,020,978
WNS Holdings Ltd. (ADR)*	34,828	1,271,222
		6,556,280
Semiconductors & Semiconductor Equipment 4.2%
Advanced Energy Industries, Inc.*	28,893	2,333,399
Advanced Micro Devices, Inc.*	33,499	427,112
Ambarella, Inc.*	7,521	368,604
Cypress Semiconductor Corp. (a)	73,172	1,099,044
Mellanox Technologies Ltd.*	13,000	612,950
		4,841,109
Software 4.3%
Aspen Technology, Inc.*	27,883	1,751,331
Proofpoint, Inc.*	11,700	1,020,474
Take-Two Interactive Software, Inc.*	2,365	241,774
Tyler Technologies, Inc.*	11,579	2,018,451
		5,032,030
Technology Hardware, Storage & Peripherals 0.6%
Super Micro Computer, Inc.*	30,100	665,210
Materials 6.8%
Chemicals 3.5%
Huntsman Corp.	46,312	1,269,875
Minerals Technologies, Inc.	19,378	1,369,056
Trinseo SA	20,427	1,370,652
		4,009,583
Construction Materials 1.4%
Eagle Materials, Inc.	15,756	1,681,165
Containers & Packaging 1.0%
Berry Global Group, Inc.*	20,095	1,138,382
Metals & Mining 0.9%
Pan American Silver Corp.	60,244	1,027,160
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	53,170	1,288,841
SBA Communications Corp. *	4,589	661,045
Urban Edge Properties	40,000	964,800
		2,914,686
Total Common Stocks (Cost $74,612,422)		112,702,250
Convertible Preferred Stock 0.3%
Health Care
Providence Service Corp., 5.5% (b) (Cost $283,300)	2,833	384,174
Securities Lending Collateral 3.9%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (c) (d) (Cost $4,504,296)	4,504,296	4,504,296
Cash Equivalents 2.8%
Deutsche Central Cash Management Government Fund, 1.06% (c) (Cost $3,278,281)	3,278,281	3,278,281
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $82,678,299)	104.5	120,869,001
Other Assets and Liabilities, Net	(4.5)	(5,212,868)
Net Assets	100.0	115,656,133

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $4,404,001, which is 3.8% of net assets.
(b)	Investment was valued using significant unobservable inputs
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$112,702,250	$—	$—	$112,702,250
Convertible Preferred Stock	—	—	384,174	384,174
Short-Term Investments (e)	7,782,577	—	—	7,782,577
Total	$120,484,827	$—	$384,174	$120,869,001

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 7.0%
Auto Components 4.1%
Cooper Tire & Rubber Co.	29,100	1,088,340
Standard Motor Products, Inc.	50,604	2,441,643
Visteon Corp.*	22,437	2,777,028
		6,307,011
Automobiles 0.3%
Winnebago Industries, Inc.	8,800	393,800
Diversified Consumer Services 0.3%
Regis Corp.*	27,900	398,133
Hotels, Restaurants & Leisure 0.9%
Caesars Entertainment Corp.* (a)	59,200	790,320
Denny's Corp.*	52,700	656,115
		1,446,435
Leisure Products 0.3%
Mattel, Inc.	31,400	486,072
Media 1.1%
TEGNA, Inc.	132,667	1,768,451
Consumer Staples 4.7%
Food Products 2.0%
Lamb Weston Holdings, Inc.	39,076	1,832,273
Pinnacle Foods, Inc.	23,500	1,343,495
		3,175,768
Household Products 2.7%
Central Garden & Pet Co.*	61,800	2,400,312
Energizer Holdings, Inc.	37,318	1,718,494
		4,118,806
Energy 5.6%
Energy Equipment & Services 1.3%
Oil States International, Inc.*	40,700	1,031,745
U.S. Silica Holdings, Inc.	31,839	989,238
		2,020,983
Oil, Gas & Consumable Fuels 4.3%
Cimarex Energy Co.	22,176	2,520,746
Golar LNG Ltd.	14,300	323,323
Matador Resources Co.*	69,315	1,881,902
Noble Energy, Inc.	65,400	1,854,744
		6,580,715
Financials 19.8%
Banks 9.9%
Capital Bank Financial Corp. "A"	49,349	2,025,777
Great Western Bancorp., Inc.	62,102	2,563,571
Hancock Holding Co.	39,016	1,890,325
KeyCorp	169,354	3,187,242
MB Financial, Inc.	25,100	1,130,002
OFG Bancorp. (a)	172,382	1,577,295
Pacific Premier Bancorp., Inc.*	13,300	502,075
Sterling Bancorp.	95,454	2,352,941
		15,229,228
Capital Markets 1.8%
Lazard Ltd. "A"	60,546	2,737,890
Consumer Finance 1.5%
Synchrony Financial	76,365	2,371,133
Insurance 4.7%
CNO Financial Group, Inc.	137,778	3,215,739
ProAssurance Corp.	8,500	464,525
Reinsurance Group of America, Inc.	25,749	3,592,758
		7,273,022
Thrifts & Mortgage Finance 1.9%
Walker & Dunlop, Inc.*	57,331	3,000,131
Health Care 2.9%
Health Care Providers & Services 2.2%
Aceto Corp.	69,290	778,127
HealthSouth Corp.	54,935	2,546,237
		3,324,364
Life Sciences Tools & Services 0.7%
PerkinElmer, Inc.	16,843	1,161,662
Industrials 19.5%
Aerospace & Defense 0.7%
Triumph Group, Inc.	34,333	1,021,407
Commercial Services & Supplies 5.5%
Interface, Inc.	74,475	1,631,002
Pitney Bowes, Inc.	133,063	1,864,213
Steelcase, Inc. "A"	88,920	1,369,368
The Brink's Co.	43,933	3,701,355
		8,565,938
Construction & Engineering 1.3%
Aegion Corp.*	86,800	2,020,704
Electrical Equipment 0.9%
EnerSys	21,200	1,466,404
Industrial Conglomerates 0.9%
Carlisle Companies, Inc.	13,310	1,334,860
Machinery 8.6%
Douglas Dynamics, Inc.	42,200	1,662,680
Federal Signal Corp.	78,600	1,672,608
Global Brass & Copper Holdings, Inc.	49,100	1,659,580
Hillenbrand, Inc.	79,967	3,106,718
Snap-on, Inc.	13,885	2,069,004
Stanley Black & Decker, Inc.	20,459	3,088,695
		13,259,285
Trading Companies & Distributors 1.6%
AerCap Holdings NV*	48,433	2,475,411
Information Technology 13.4%
Communications Equipment 2.3%
Harris Corp.	26,735	3,520,465
Electronic Equipment, Instruments & Components 7.4%
Dolby Laboratories, Inc. "A"	40,858	2,350,152
Insight Enterprises, Inc.*	49,400	2,268,448
Keysight Technologies, Inc.*	67,452	2,810,050
Rogers Corp.*	22,735	3,030,121
Sanmina Corp.*	26,800	995,620
		11,454,391
IT Services 1.4%
Convergys Corp.	77,760	2,013,206
Travelport Worldwide Ltd.	11,000	172,700
		2,185,906
Software 1.4%
Verint Systems, Inc.*	52,794	2,209,429
Technology Hardware, Storage & Peripherals 0.9%
NetApp, Inc.	29,567	1,293,852
Materials 6.3%
Chemicals 4.9%
Celanese Corp. "A"	26,429	2,755,752
CF Industries Holdings, Inc.	55,000	1,933,800
GCP Applied Technologies, Inc.*	35,438	1,087,946
Minerals Technologies, Inc.	25,800	1,822,770
		7,600,268
Containers & Packaging 1.4%
Owens-Illinois, Inc.*	83,800	2,108,408
Real Estate 12.9%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	58,102	2,851,646
Brixmor Property Group, Inc.	87,400	1,643,120
Community Healthcare Trust, Inc.	50,000	1,348,000
Easterly Government Properties, Inc.	70,091	1,448,781
Gaming and Leisure Properties, Inc.	99,721	3,678,708
Highwoods Properties, Inc.	28,800	1,500,192
Pebblebrook Hotel Trust (a)	90,739	3,279,307
Physicians Realty Trust	112,908	2,001,859
STAG Industrial, Inc.	76,900	2,112,443
		19,864,056
Utilities 5.7%
Electric Utilities 2.3%
IDACORP, Inc.	39,783	3,498,119
Gas Utilities 1.6%
ONE Gas, Inc.	33,200	2,444,848
Multi-Utilities 1.8%
DTE Energy Co.	26,500	2,845,040
Total Common Stocks (Cost $122,865,548)		150,962,395
Securities Lending Collateral 3.7%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (b) (c) (Cost $5,681,580)	5,681,580	5,681,580
Cash Equivalents 2.2%
Deutsche Central Cash Management Government Fund, 1.06% (b) (Cost $3,489,815)	3,489,815	3,489,815
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $132,036,943)	103.7	160,133,790
Other Assets and Liabilities, Net	(3.7)	(5,734,867)
Net Assets	100.0	154,398,923

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $5,587,756, which is 3.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$150,962,395	$—	$—	$150,962,395
Short-Term Investments (d)	9,171,395	—	—	9,171,395
Total	$160,133,790	$—	$—	$160,133,790

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Unconstrained Income VIP

(Effective October 2, 2017, Deutsche Unconstrained Income VIP was renamed Deutsche Multisector Income VIP)

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 26.2%
Consumer Discretionary 2.9%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		200,000	204,500
American Axle & Manufacturing, Inc., 144A, 6.25%, 4/1/2025 (b)		60,000	61,199
Charter Communications Operating LLC, 144A, 3.75%, 2/15/2028		60,000	58,713
CVS Health Corp., 5.125%, 7/20/2045		30,000	34,502
General Motors Co., 6.6%, 4/1/2036		15,000	17,819
Nordstrom, Inc.:
4.0%, 3/15/2027		20,000	19,815
5.0%, 1/15/2044		35,000	34,392
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		200,000	208,250
			639,190
Consumer Staples 1.1%
BAT Capital Corp., 144A, 4.54%, 8/15/2047		30,000	30,868
Kraft Heinz Foods Co., 4.375%, 6/1/2046		200,000	197,487
Molson Coors Brewing Co., 4.2%, 7/15/2046		15,000	15,040
			243,395
Energy 7.8%
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		25,000	25,274
4.95%, 6/1/2047		20,000	20,970
Chesapeake Energy Corp., 144A, 8.0%, 1/15/2025 (c)		65,000	65,650
Continental Resources, Inc., 5.0%, 9/15/2022		100,000	101,625
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		100,000	103,125
Enbridge, Inc., 5.5%, 12/1/2046		20,000	22,974
Energy Transfer LP:
4.5%, 11/1/2023		20,000	20,959
5.95%, 10/1/2043		10,000	10,707
EnLink Midstream Partners LP, 5.45%, 6/1/2047		35,000	36,127
Halliburton Co., 4.85%, 11/15/2035		10,000	10,841
Hess Corp.:
5.6%, 2/15/2041		35,000	35,069
5.8%, 4/1/2047		25,000	25,693
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		100,000	101,125
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027		200,000	202,812
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		40,000	38,436
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		150,000	169,500
MEG Energy Corp., 144A, 6.5%, 1/15/2025 (b)		100,000	97,625
Noble Energy, Inc., 3.85%, 1/15/2028		70,000	70,138
Noble Holding International Ltd., 5.75%, 3/16/2018		10,000	10,075
Oasis Petroleum, Inc., 6.875%, 3/15/2022		50,000	50,875
Petroleos Mexicanos, REG S, 3.75%, 2/21/2024	EUR	200,000	251,377
Plains All American Pipeline LP:
2.85%, 1/31/2023		25,000	24,028
4.3%, 1/31/2043		35,000	30,044
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		10,000	9,938
Weatherford International Ltd., 144A, 9.875%, 2/15/2024		100,000	110,000
WPX Energy, Inc., 6.0%, 1/15/2022		100,000	103,375
			1,748,362
Financials 5.5%
Akbank Turk AS, 144A, 5.0%, 10/24/2022		400,000	404,976
Barclays PLC, 4.836%, 5/9/2028		200,000	207,186
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		10,000	11,165
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		30,000	31,443
FS Investment Corp., 4.75%, 5/15/2022		40,000	41,541
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		20,000	21,667
Legg Mason, Inc., 5.625%, 1/15/2044		20,000	21,706
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		10,000	10,210
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		20,000	22,578
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		20,000	20,454
TC Ziraat Bankasi AS, 144A, 5.125%, 5/3/2022		200,000	203,141
Voya Financial, Inc., 4.8%, 6/15/2046		15,000	15,754
Westpac Banking Corp., 5.0%, 9/21/2027		215,000	214,767
			1,226,588
Health Care 1.1%
Abbott Laboratories, 2.9%, 11/30/2021		60,000	61,100
Allergan Funding SCS, 4.75%, 3/15/2045		4,000	4,327
Celgene Corp., 5.0%, 8/15/2045		10,000	11,305
Express Scripts Holding Co., 4.8%, 7/15/2046		20,000	21,119
Gilead Sciences, Inc., 4.15%, 3/1/2047		15,000	15,366
HCA, Inc., 4.5%, 2/15/2027		100,000	102,250
Mylan NV, 5.25%, 6/15/2046		25,000	27,119
Stryker Corp., 4.625%, 3/15/2046		10,000	10,896
			253,482
Industrials 0.6%
FedEx Corp., 4.55%, 4/1/2046		15,000	15,976
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		60,000	62,400
United Rentals North America, Inc., 5.875%, 9/15/2026		50,000	54,313
			132,689
Information Technology 0.8%
Dell International LLC, 144A, 8.1%, 7/15/2036		20,000	25,030
DXC Technology Co., 4.75%, 4/15/2027		60,000	64,177
Expedia, Inc., 144A, 3.8%, 2/15/2028		55,000	54,514
Pitney Bowes, Inc., 3.625%, 9/15/2020		15,000	15,032
Seagate HDD Cayman, 144A, 4.25%, 3/1/2022		30,000	29,832
			188,585
Materials 1.0%
AK Steel Corp., 7.0%, 3/15/2027 (b)		100,000	101,875
CF Industries, Inc., 144A, 4.5%, 12/1/2026		5,000	5,232
Freeport-McMoRan, Inc., 3.875%, 3/15/2023		100,000	98,500
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		10,000	10,592
			216,199
Real Estate 1.3%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023		40,000	40,466
(REIT), 5.95%, 12/15/2026 (b)		35,000	35,416
Crown Castle International Corp., (REIT), 5.25%, 1/15/2023		15,000	16,605
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		55,000	55,469
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028		35,000	35,139
(REIT), 4.95%, 4/1/2024		30,000	31,449
Select Income REIT:
(REIT), 4.15%, 2/1/2022		30,000	30,482
(REIT), 4.25%, 5/15/2024		10,000	10,031
VEREIT Operating Partnership LP, (REIT), 3.95%, 8/15/2027		45,000	44,761
			299,818
Telecommunication Services 1.1%
AT&T, Inc.:
4.5%, 5/15/2035		35,000	34,555
5.15%, 2/14/2050		35,000	35,171
Frontier Communications Corp., 6.25%, 9/15/2021		100,000	82,220
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020		100,000	96,250
Verizon Communications, Inc., 4.272%, 1/15/2036		10,000	9,824
			258,020
Utilities 3.0%
Electricite de France SA, 144A, 4.75%, 10/13/2035		25,000	27,229
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		400,000	413,240
Israel Electric Corp., Ltd., Series 6, 144A, REG S, 5.0%, 11/12/2024		200,000	216,700
Southern Power Co., Series F, 4.95%, 12/15/2046		7,000	7,443
			664,612
Total Corporate Bonds (Cost $5,763,060)			5,870,940
Mortgage-Backed Securities Pass-Throughs 4.0%
Federal Home Loan Mortgage Corp., 4.5%, 4/1/2047		376,848	404,522
Federal National Mortgage Association, 4.0%, 12/1/2040		459,053	485,641
Total Mortgage-Backed Securities Pass-Throughs (Cost $892,492)			890,163
Asset-Backed 1.1%
Home Equity Loans 0.1%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		21,209	21,601
Miscellaneous 1.0%
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		110,000	111,349
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		105,248	103,942
			215,291
Total Asset-Backed (Cost $235,946)			236,892
Commercial Mortgage-Backed Securities 4.0%
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		110,000	115,243
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		502,641	491,356
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		170,000	172,560
"A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	129,475
Total Commercial Mortgage-Backed Securities (Cost $923,610)			908,634
Collateralized Mortgage Obligations 7.0%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 3.585% **, 2/25/2034		39,241	39,143
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 4.068% **, 12/25/2035		57,187	58,177
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		38,785	38,623
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 3.384% **, 9/25/2028		106,954	108,126
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		445,134	19,683
"H", Series 4865, 4.0%, 8/15/2044		236,461	249,737
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		162,718	13,182
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		489,058	94,881
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		25,130	1,062
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		39,840	1,631
Federal National Mortgage Association, "4", Series 406, Interest Only, 4.0%, 9/25/2040		111,276	21,675
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		1,144,904	134,978
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		144,902	19,063
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		286,634	55,735
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		45,050	8,110
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		148,762	27,311
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		144,042	24,510
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		135,744	23,673
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 3.42% **, 4/25/2036		157,653	156,717
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 3.525% **, 10/25/2033		33,249	33,402
RESIMAC, "A2", Series 2017-2, 1-month mid AUD-ASX Bank Bill Swap + 1.200%, 2.814% **, 1/15/2049	AUD	500,000	392,368
Wells Fargo Mortgage-Backed Securities Trust, “2A3”,Series 2004-EE, 3.328% **, 12/25/2034		46,101	45,991
Total Collateralized Mortgage Obligations (Cost $1,328,474)			1,567,778
Government & Agency Obligations 43.2%
Other Government Related (d) 3.8%
Petroleos Mexicanos, 4.875%, 1/24/2022		100,000	104,875
Sberbank of Russia, 144A, 5.125%, 10/29/2022		200,000	208,598
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		290,000	326,250
Vnesheconombank, 144A, 6.025%, 7/5/2022		200,000	215,561
			855,284
Sovereign Bonds 19.4%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		200,000	205,513
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	1,340,000,000	112,023
Ivory Coast Government International Bond, 144A, 5.375%, 7/23/2024		200,000	201,760
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		700,000	704,412
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	2,808,019	147,033
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	210,260
Republic of Angola, 144A, 9.5%, 11/12/2025		200,000	214,754
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		325,000	229,125
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	375	165
Republic of Armenia, 144A, 6.0%, 9/30/2020		200,000	211,200
Republic of Azerbaijan, 144A, 4.75%, 3/18/2024		200,000	205,500
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	48,846
Republic of Namibia, 144A, 5.25%, 10/29/2025		200,000	203,216
Republic of Portugal, 144A, 5.125%, 10/15/2024		400,000	424,460
Republic of Senegal, 144A, 8.75%, 5/13/2021		200,000	230,710
Republic of Slovenia, 144A, 5.5%, 10/26/2022		100,000	113,991
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		300,000	316,917
Republic of Zambia, 144A, 5.375%, 9/20/2022		400,000	380,728
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	3,845,600	196,911
			4,357,524
U.S. Treasury Obligations 20.0%
U.S. Treasury Bond, 3.0%, 5/15/2047		185,000	190,362
U.S. Treasury Notes:
0.75%, 10/31/2017 (e)		730,000	729,832
1.5%, 5/31/2019		232,600	232,818
1.625%, 12/31/2019		109,000	109,243
1.625%, 2/15/2026		3,250,000	3,090,039
1.625%, 5/15/2026		50,000	47,426
2.25%, 8/15/2027		75,000	74,490
			4,474,210
Total Government & Agency Obligations (Cost $9,601,777)			9,687,018
Short-Term U.S. Treasury Obligation 1.7%
U.S. Treasury Bill, 1.18% ***, 8/16/2018 (f) (Cost $376,027)		380,000	375,724
Loan Participations and Assignments 3.8%
Senior Loans **
American Rock Salt Co., LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.750%, 4.985%, 5/20/2021		101,486	101,486
Calpine Corp., Term Loan B5, 3-month USD-LIBOR + 2.750%, 4.09%, 1/15/2024		190,613	190,445
DaVita HealthCare Partners, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.985%, 6/24/2021		67,725	68,268
Level 3 Financing, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.486%, 2/22/2024		60,000	60,042
MacDermid, Inc., Term Loan B6, 1-month USD-LIBOR + 3.000%, 4.235%, 6/7/2023		61,698	62,096
MEG Energy Corp., Term Loan B, 3-month USD-LIBOR + 3.500%, 4.833%, 12/31/2023		29,452	29,390
NRG Energy, Inc., Term Loan B, 3-month USD-LIBOR + 2.250%, 3.583%, 6/30/2023		114,292	114,518
Quebecor Media, Inc., Term Loan B1, 3-month USD-LIBOR + 2.250%, 3.565%, 8/17/2020		86,400	86,760
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD-LIBOR + 4.750%, 5.99%, 4/1/2022		132,096	134,600
Total Loan Participations and Assignments (Cost $843,145)			847,605
Convertible Bond 0.6%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (g) (Cost $136,179)		137,112	163,684
		Shares	Value ($)
Common Stock 0.0%
Materials
GEO Specialty Chemicals, Inc.*(g) (Cost $19,933)		13,196	6,048
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029*(g) (Cost $17,432)		85	1,706
Exchange-Traded Funds 9.8%
iShares iBoxx $ High Yield Corporate Bond ETF (b)		9,000	798,840
SPDR Bloomberg Barclays High Yield Bond ETF (b)		31,000	1,156,920
VanEck Vectors JPMorgan EM Local Currency Bond ETF		12,500	240,000
Total Exchange-Traded Funds (Cost $2,185,852)			2,195,760
Securities Lending Collateral 9.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (h) (i) (Cost $2,220,985)		2,220,985	2,220,985
Cash Equivalents 0.2%
Deutsche Central Cash Management Government Fund, 1.06% (h) (Cost $36,809)		36,809	36,809
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $24,581,721)		111.5	25,009,746
Other Assets and Liabilities, Net		(11.5)	(2,578,702)
Net Assets		100.0	22,431,044

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $2,167,769, which is 9.7% of net assets.
(c) When-issued or delayed delivery security included.
(d) Government-backed debt issued by financial companies or government sponsored enterprises.
(e) At September 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f) At September 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g) Investment was valued using significant unobservable inputs.
(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ASX: Australian Securities Exchange
CJSC: Closed Joint Stock Company
EM: Emerging Markets
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SPDR: Standard & Poor's Depositary Receipt
At September 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
5 Year U.S. Treasury Note	USD	12/29/2017	18	2,117,005	2,115,000	(2,005)

At September 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	12/29/2017	13	2,811,226	2,804,140	7,086
Ultra 10 Year U.S. Treasury Note	USD	12/19/2017	20	2,719,023	2,686,562	32,461
Total unrealized appreciation						39,547

At September 30, 2017, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Expiration Date	Notional Amount (j)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
Markit CDX North America High Yield Index	5.0% Quarterly	6/20/2022	1,570,000	USD	123,330	103,571	19,759

(j)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
As of September 30, 2017, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
MXN	14,500,000	USD	817,357	10/23/2017	24,195	HSBC Holdings PLC
AUD	500,000	USD	398,461	11/3/2017	6,401	State Street Bank & Trust Co.
Total unrealized appreciation					30,596
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	611,701	MXN	10,954,000	10/23/2017	(12,508)	HSBC Holdings PLC
EUR	200,000	USD	234,253	10/27/2017	(2,478)	Credit Agricole
Total unrealized depreciation					(14,986)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Corporate Bonds	$—	$5,870,940	$—	$5,870,940
Mortgage-Backed Securities Pass-Throughs	—	890,163	—	890,163
Asset-Backed	—	236,892	—	236,892
Commercial Mortgage-Backed Securities	—	908,634	—	908,634
Collateralized Mortgage Obligations	—	1,567,778	—	1,567,778
Government & Agency Obligations	—	9,687,018	—	9,687,018
Short-Term U.S. Treasury Obligation	—	375,724	—	375,724
Loan Participations and Assignments	—	847,605	—	847,605
Convertible Bond	—	—	163,684	163,684
Common Stocks	—	—	6,048	6,048
Warrant	—	—	1,706	1,706
Exchange-Traded Funds	2,195,760	—	—	2,195,760
Short-Term Investments (k)	2,257,794	—	—	2,257,794
Derivatives (l)
Futures Contracts	39,547	—	—	39,547
Credit Default Swap Contracts	—	19,759	—	19,759
Forward Foreign Currency Exchange Contracts	—	30,596	—	30,596
Total	$4,493,101	$20,435,109	$171,438	$25,099,648
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(2,005)	$—	$—	$(2,005)
Forward Foreign Currency Exchange Contracts	—	(14,986)	—	(14,986)
Total	$(2,005)	$(14,986)	$—	$(16,991)

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 19,759	$ —
Foreign Exchange Contracts	$ —	$ —	$ 15,610
Interest Rate Contracts	$ 37,542	$ —	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series II

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017